UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2008

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years	Since inception*
EQUITIES
Stock Index Account	11/1/1994	–13.16%	7.66%	3.00%	9.15%

*	The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.

•

The report to policyholders from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns from U.S. stocks during the six-month period.

•	The account performance section compares the account’s return with the returns of its benchmark index and peer group.

•

The summary portfolio of investments lists the industries or types of securities in which the account had investments as of June 30, 2008, and the largest individual issues the account held on that date.

•	The financial statements contain detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read the prospectus carefully before investing.

REPORT TO POLICYHOLDERS

The U.S. stock market fell sharply in the first six months of 2008, continuing a downturn that began in the last quarter of 2007.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, declined 11.1%. This double-digit loss eroded the longer-term return of the index: For the ten years ended June 30, 2008, the Russell 3000 posted an average annual gain of 3.5%, down from 6.2% for the ten years ended December 31, 2007.

Weak economy, rising inflation take their toll

A faltering U.S. economy provided a gloomy backdrop for stock investing during the period. In the second quarter, gross domestic product (GDP) was estimated as growing at an annual rate of 1.9%—significantly below the nation’s long-term growth rate.

The slumping U.S. housing market and related problems stemming from the subprime mortgage crisis continued to weigh on the economy. In June, U.S. housing starts fell to their lowest level since 1991, and sales of existing homes hit a 10-year low. Meanwhile, home prices dropped, mortgage delinquencies rose and credit remained tight.

Employment and corporate earnings data were also discouraging. The U.S. Department of Labor reported job losses in each of the six months of the period, and the national unemployment rate stood at 5.5% in June, up from 5.0% six months earlier.

In the first quarter of 2008, the growth of U.S. corporate earnings—a primary driver of stock market performance—remained negative on a year-over-year basis for the third quarter in a row.

In an effort to bolster the economy and ease the credit crunch, the Federal Reserve cut the federal funds rate three times in the first quarter of 2008 and once more on April 30, to 2.0%, its lowest level since 2004. However, accelerating inflation—led by oil prices that soared above $140 per barrel by the end of June—prevented the Fed from lowering the rate further.

Bond returns suffer, too

Bonds fared better than stocks; bond returns were positive for the six months. The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned 1.1%—far below the historical norm for a six-month period.

The Lehman index gained 2.2% in the first quarter. In the second quarter, amid heightened inflation fears and an end to the Federal Reserve’s string of short-term interest-rate cuts, the index fell 1.0%.

Low-cost indexing helps mitigate the effects of a down market

The Stock Index Account, the underlying investment portfolio of the

2    2008 Semiannual Report  ¡  TIAA Separate Account VA-1

TIAA Separate Account VA-1, uses an indexing strategy. For the first six months of 2008, the account’s 11.3% loss was smaller than the 12.2% average decline of its peer group, the Morningstar Large Blend (VA) category.

For the ten years ended June 30, 2008, the account posted an average annual return of 3.0%, versus the 1.7% average annual return of its Morningstar category.

The Stock Index Account is designed to track the overall U.S. stock market. The account’s managers create a portfolio that closely matches the overall investment characteristics of the account’s benchmark, the Russell 3000 Index. For example, the breakdown of the portfolio’s holdings by company size, as shown on page 10, is similar to that of the Russell index. The account also distributes its investments among the benchmark’s twelve industry sectors in a way that mirrors the index. Keeping the characteristics of the account close to those of the benchmark helps to make sure that the index and the account produce a similar return.

While past performance is no guarantee of future results, indexing provides broad diversification, which has helped the account’s portfolio avoid concentrated losses in individual market sectors when stocks have declined and capture the market’s gains when stocks have advanced.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

Generally, indexing also helps keep an account’s expenses low, so investors incur smaller losses when the portfolio’s returns are negative and receive a larger share of earnings when its returns are positive. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA Separate Account VA-1  ¡  2008 Semiannual Report    3

MORE INFORMATION FOR POLICYHOLDERS

Portfolio listings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2008) in the following ways:

•	By visiting our website at www.tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the holdings in the separate account’s investment portfolio, the Stock Index Account, as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	At the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at www.tiaa-cref.org, or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017-3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

4    2008 Semiannual Report  ¡  TIAA Separate Account VA-1

SPECIAL TERMS

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is a measure of the annual amount that investors pay for the management of a variable annuity account. It is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other marketable investments.

Separate account of a life insurance company is an account that holds assets apart from assets held in the insurance company’s general account. A separate account may hold investments that support nonguaranteed insurance and annuity products. A life insurer’s general account supports insurance products with principal and interest guarantees. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc.

TIAA Separate Account VA-1  ¡  2008 Semiannual Report    5

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on January 1, 2008, and held for six months until June 30, 2008.

Actual expenses

The first line in the table below uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

EXPENSE EXAMPLE

Six months ended June 30, 2008

Stock Index Account	Starting account value (1/1/08)	Ending account value (6/30/08)	Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$887.10	$3.14
5% annual hypothetical return	1,000.00	1,021.49	3.37

*	“Expenses paid” is based on the account’s annualized expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2008. The account’s annualized six-month expense ratio for that period is 0.67%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

6    2008 Semiannual Report  ¡  TIAA Separate Account VA-1

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts.

TIAA Separate Account VA-1  ¡  2008 Semiannual Report    7

STOCK INDEX ACCOUNT U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Stock Index Account returned –11.29% for the period, compared with the –11.05% return of its benchmark, the Russell 3000® Index, and the –12.19% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which included 5,688 variable annuities as of June 30, 2008.

Broad market slump intensifies

After declining 1.84% during the second half of 2007, the U.S. equity market, as measured by the Russell 3000 Index, posted a double-digit loss for the first half of 2008. Most of the drop occurred during the year’s first quarter, when the index fell 9.52% on investor concerns about deteriorating conditions in the credit markets and soaring energy prices. Stocks rebounded in April and May, but a June sell-off resulted in an 8.25% decline—the largest monthly loss for U.S. stocks since September 2002.

For the six months, growth outperformed value across all three capitalization sizes. The mid caps of the Russell 3000 held up best, falling 7.57%, followed by small-cap issues, which dropped 9.37% and large-cap stocks, which declined 11.20%.

Domestic equities were largely in line with foreign stocks, which fell 10.96% in dollar terms, as measured by the MSCI EAFE® Index. For the ten years ended June 30, 2008, the average annual return of the Russell 3000 Index was 3.51%—more than two percentage points below the 5.83% average gain of the EAFE.

Only energy sectors are spared

For the period, ten of the benchmark’s twelve industry sectors retreated, with seven posting double-digit losses. Results were driven by outsized declines in its three largest sectors—financials, technology and consumer discretionary, which fell 26.1%, 12.7% and 12.4%, respectively. On June 30, 2008, these sectors made up more than 40% of the benchmark, in terms of market capitalization.

Only the “other energy” and integrated oils sectors advanced, gaining 24.8% and 1.8%, respectively.

Largest stocks generally post poor results

In descending order according to capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –6.4%; General Electric, –26.9%; Microsoft, –23.2%; Chevron, 5.8%; and AT&T, –18.7%.

For the period, the account’s return, minus the effects of expenses and of some cash holdings for liquidity, was similar to that of its benchmark. The account had a risk profile similar to that of its benchmark.

8    2008 Semiannual Report  ¡  TIAA Separate Account VA-1

INVESTMENT OBJECTIVE

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, small- and mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000®Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return
	6 months	1 year	5 years	10 years	5 years	10 years
Stock Index Account	–11.29%	–13.16%	7.66%	3.00%	44.69%	34.47%
Russell 3000 Index	–11.05	–12.69	8.37	3.51	49.50	41.24
Morningstar Large Blend (VA)	–12.19	–14.28	6.33	1.68	34.90	15.34

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

ACCOUNT PROFILE

Inception date	11/1/1994
Net assets	$840.16 million
Total annual expense ratio‡	0.67%
Weighted median market capitalization	$ 32.3 billion
P/E ratio (weighted 12-month trailing average)	16.9

‡        The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2008 Semiannual Report    9

STOCK INDEX ACCOUNT U.S. STOCKS

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $13,447 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	66.30
$4 billion–$15 billion	18.80
Under $4 billion	14.90

Total	100.0

10    2008 Semiannual Report  ¡  TIAA Separate Account VA-1

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS e*			$39	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK e			93	0.01

AGRICULTURAL SERVICES e*			12	0.00	**

AMUSEMENT AND RECREATION SERVICES
114,032		Walt Disney Co	3,558	0.43
	e,v*	Other	1,363	0.16

			4,921	0.59

APPAREL AND ACCESSORY STORES e*			4,100	0.49

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,355	0.16

AUTO REPAIR, SERVICES AND PARKING e*			655	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			1,270	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES e*			4,536	0.54

BUSINESS SERVICES
14,173	*	Google, Inc (Class A)	7,461	0.89
480,474	d	Microsoft Corp	13,218	1.58
233,094	*	Oracle Corp	4,895	0.58
	e,v*	Other	36,560	4.35

			62,134	7.40

CHEMICALS AND ALLIED PRODUCTS
92,363		Abbott Laboratories	4,892	0.58
65,167	*	Amgen, Inc	3,073	0.37
55,760	*	Gilead Sciences, Inc	2,952	0.35
128,462		Merck & Co, Inc	4,842	0.58
32,845		Monsanto Co	4,153	0.49
404,911		Pfizer, Inc	7,074	0.84
182,957		Procter & Gamble Co	11,126	1.32
79,796		Wyeth	3,827	0.46
	e*	Other	38,096	4.54

			80,035	9.53

COAL MINING e*			4,416	0.53

COMMUNICATIONS
355,622		AT&T, Inc	11,981	1.43
167,809		Comcast Corp (Class A)	3,183	0.38
170,613		Verizon Communications, Inc	6,040	0.72
	e*	Other	13,828	1.64

			35,032	4.17

DEPOSITORY INSTITUTIONS
266,168		Bank of America Corp	6,353	0.76
325,353		Citigroup, Inc	5,453	0.65
205,965		JPMorgan Chase & Co	7,067	0.84
103,857		US Bancorp	2,897	0.34
197,654		Wells Fargo & Co	4,694	0.56
	e,v*	Other	21,190	2.52

			47,654	5.67

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Semiannual Report	11

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
67,743		McDonald’s Corp	$3,808	0.45%
	e*	Other	3,562	0.43

			7,370	0.88

EDUCATIONAL SERVICES e*			1,139	0.14

ELECTRIC, GAS, AND SANITARY SERVICES
39,404		Exelon Corp	3,545	0.42
	e,m,v*	Other	35,831	4.27

			39,376	4.69

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
52,765	*	Apple Computer, Inc	8,835	1.05
353,624	*	Cisco Systems, Inc	8,225	0.98
342,831		Intel Corp	7,364	0.88
96,874		Qualcomm, Inc	4,298	0.51
	e*	Other	26,499	3.15

			55,221	6.57

ENGINEERING AND MANAGEMENT SERVICES e*			9,223	1.10

FABRICATED METAL PRODUCTS e*			4,736	0.56

FOOD AND KINDRED PRODUCTS
139,019		Coca-Cola Co	7,226	0.86
94,931		PepsiCo, Inc	6,037	0.72
	e*	Other	17,142	2.04

			30,405	3.62

FOOD STORES e*			2,828	0.34

FORESTRY			845	0.10

FURNITURE AND FIXTURES e			1,976	0.24

FURNITURE AND HOME FURNISHINGS STORES e*			1,299	0.15

GENERAL BUILDING CONTRACTORS e*			1,599	0.19

GENERAL MERCHANDISE STORES
134,289		Wal-Mart Stores, Inc	7,547	0.90
	e*	Other	6,508	0.77

			14,055	1.67

HEALTH SERVICES e*			9,807	1.17

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			796	0.09

HOLDING AND OTHER INVESTMENT OFFICES
43,852	e	iShares Russell 3000 Index Fund	3,284	0.39
	e*	Other	17,491	2.08

			20,775	2.47

HOTELS AND OTHER LODGING PLACES e*			2,391	0.28

12	2008 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

Shares		Company	Value (000)	% of net assets
INDUSTRIAL MACHINERY AND EQUIPMENT
596,550		General Electric Co	$15,922	1.90%
147,429		Hewlett-Packard Co	6,518	0.77
82,019		International Business Machines Corp	9,722	1.16
	e,m,v*	Other	25,542	3.04

			57,704	6.87

INSTRUMENTS AND RELATED PRODUCTS
168,664		Johnson & Johnson	10,852	1.29
67,209		Medtronic, Inc	3,478	0.42
	e*	Other	27,740	3.30

			42,070	5.01

INSURANCE AGENTS, BROKERS AND SERVICE e*			3,502	0.42

INSURANCE CARRIERS
138,834		American International Group, Inc	3,674	0.44
	e*	Other	26,127	3.11

			29,801	3.55

JUSTICE, PUBLIC ORDER AND SAFETY e*			70	0.01

LEATHER AND LEATHER PRODUCTS e*			877	0.10

LEGAL SERVICES e*			235	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			13	0.00	**

LUMBER AND WOOD PRODUCTS e*			176	0.02

METAL MINING e*			6,067	0.72

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			2,738	0.33

MISCELLANEOUS RETAIL
85,648		CVS Corp	3,389	0.40
	e*	Other	7,406	0.88

			10,795	1.28

MOTION PICTURES
212,607		Time Warner, Inc	3,146	0.38
	e*	Other	4,715	0.56

			7,861	0.94

NONDEPOSITORY INSTITUTIONS e*			7,907	0.94

NONMETALLIC MINERALS, EXCEPT FUELS e*			605	0.07

OIL AND GAS EXTRACTION
71,409		Schlumberger Ltd	7,672	0.91
19,086		Transocean, Inc	2,909	0.35
	e,m,v*	Other	34,662	4.13

			45,243	5.39

PAPER AND ALLIED PRODUCTS e*			3,494	0.42

PERSONAL SERVICES *e			1,178	0.14

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Semiannual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

Shares		Company		Value (000)	% of net assets
PETROLEUM AND COAL PRODUCTS
123,790		Chevron Corp		$12,271	1.46%
92,319		ConocoPhillips		8,714	1.04
26,723		Devon Energy Corp		3,211	0.38
316,225		Exxon Mobil Corp		27,869	3.32
49,123		Occidental Petroleum Corp		4,414	0.52
	e*	Other		14,804	1.76

				71,283	8.48

PIPELINES, EXCEPT NATURAL GAS				1,084	0.13

PRIMARY METAL INDUSTRIES e*				10,529	1.25

PRINTING AND PUBLISHING e*				3,142	0.37

RAILROAD TRANSPORTATION e*				7,224	0.86

REAL ESTATE e*				820	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*				2,522	0.30

SECURITY AND COMMODITY BROKERS
23,594		Goldman Sachs Group, Inc		4,127	0.49
	e*	Other		15,812	1.88

				19,939	2.37

SOCIAL SERVICES e*				45	0.01

SPECIAL TRADE CONTRACTORS e*				708	0.08

STONE, CLAY, AND GLASS PRODUCTS
42,149		3M Co		2,933	0.35
	e*	Other		1,005	0.12

				3,938	0.47

TEXTILE MILL PRODUCTS e				20	0.00	**

TOBACCO PRODUCTS
126,060		Philip Morris International, Inc		6,226	0.74
	e*	Other		3,899	0.46

				10,125	1.20

TRANSPORTATION BY AIR e*				2,783	0.33

TRANSPORTATION EQUIPMENT
44,973		Boeing Co		2,956	0.35
58,247		United Technologies Corp		3,594	0.43
	e*	Other		12,442	1.48

				18,992	2.26

TRANSPORTATION SERVICES e*				1,668	0.20

TRUCKING AND WAREHOUSING e*				3,314	0.39

WATER TRANSPORTATION e*				2,429	0.29

WHOLESALE TRADE-DURABLE GOODS e*				3,131	0.37

WHOLESALE TRADE-NONDURABLE GOODS e*				4,874	0.58

		TOTAL COMMON STOCKS	(Cost $635,577)	838,999	99.86

14	2008 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

Shares	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES +			$1,140	0.14%

	Company
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
88,619,421	State Street Navigator Securities Lending Prime Portfolio		88,619	10.55

			88,619	10.55

	TOTAL SHORT-TERM INVESTMENTS	(Cost $89,759)	89,759	10.69

	TOTAL PORTFOLIO	(Cost $725,336)	928,758	110.55
	OTHER ASSETS & LIABILITIES, NET		(88,598)	(10.55)

	NET ASSETS		$840,160	100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
+	Notes mature 07/01/08.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open future contracts in the amount of $91,179.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Semiannual Report	15

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

(amounts in thousands, except amounts per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$725,336
Net unrealized appreciation of investments	203,422
Investments, at value (including securities loaned of $85,146)	928,758
Cash	127
Dividends and interest receivable	1,159
Receivable from securities sold	15,722
Total assets	945,766

LIABILITIES
Payable for collateral for securities loaned – Note 1	88,619
Payable for securities purchased	15,840
Amount due to investment advisor	1,146
Other	1
Total liabilities	105,606

NET ASSETS
Accumulation Fund	$840,160

Accumulation units outstanding	9,901

Net asset value per accumulation unit	$84.85

16	2008 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF OPERATIONS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE SIX MONTHS ENDED JUNE 30, 2008

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Dividends	$8,548
Interest	8
Interest from securities lending	497
Total income	9,053

EXPENSES:
Investment advisory charges	1,344
Administrative expenses	897
Mortality and expense risk charges	1,792
Total expenses before waiver	4,033
Investment advisory charges waived	(1,030)
Net expenses	3,003

Net investment income	6,050

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	12,837
Futures transactions	(204)
Net realized gain on total investments	12,633
Net change in unrealized depreciation on:
Portfolio investments	(128,810)
Futures transactions	(46)
Net change in unrealized depreciation on total investments	(128,856)
Net realized and unrealized loss on total investments	(116,223)
Net decrease in net assets resulting from operations	$(110,173)

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Semiannual Report	17

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2008

	Stock Index Account
(amounts in thousands)	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(unaudited)

FROM OPERATIONS
Net investment income	$6,050	$12,171
Net realized gain on investments	12,633	33,390
Net change in unrealized appreciation (depreciation) on investments	(128,856)	(137)
Net increase in net assets resulting from operations	(110,173)	45,424

FROM CONTRACTOWNER TRANSACTIONS
Premiums	7,545	19,369
Net contractowner transfers to fixed account	(23,533)	(13,882)
Withdrawals and death benefits	(22,971)	(57,663)
Net decrease in net assets resulting from contractowner transactions	(38,959)	(52,176)

Net increase (decrease) in net assets	(149,132)	(6,752)

NET ASSETS
Beginning of period	989,292	996,044
End of period	$840,160	$989,292

ACCUMULATION UNITS
Credited for premiums	85	203
Cancelled for transfers and disbursements	(529)	(740)

Outstanding:
Beginning of period	10,345	10,882
End of period	9,901	10,345

18	2008 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.869		$1.750	$1.568	$1.378	$1.359	$1.041
Expenses	0.267		0.575	0.584	0.519	0.468	0.310
Net investment income	0.602		1.175	0.984	0.859	0.891	0.731
Net realized and unrealized gain (loss) on investments	(11.396)		2.979	10.909	3.222	6.727	15.066
Net change in accumulation unit value	(10.794)		4.154	11.893	4.081	7.618	15.797

Accumulation unit value:
Beginning of period	95.646		91.492	79.599	75.518	67.900	52.103
End of period	$84.852		$95.646	$91.492	$79.599	$75.518	$67.900

TOTAL RETURN*	(11.29%	)(b)	4.54%	14.94%	5.40%	11.22%	30.32%

RATIOS TO AVERAGE NET ASSETS
Expenses before expense waiver	0.90%	(a)	0.90%	0.90%	0.90%	0.90%	0.76%
Expenses after expense waiver	0.67%	(a)	0.67%	0.67%	0.67%	0.67%	0.53%
Net investment income	1.36%	(a)	1.19%	1.13%	1.12%	1.28%	1.26%

SUPPLEMENTAL DATA
Portfolio turnover rate	4%	(b)	6%	7%	6%	5%	4%
Accumulation units outstanding at end of period (in thousands)	9,901		10,345	10,882	11,598	12,123	12,176
Net assets at end of period (in thousands)	$840,160		$989,292	$996,044	$923,201	$915,478	$826,747

*	Based on per accumulation data.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2008 Semiannual Report	19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Accounting for investments and investment income: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend

20	2008 Semiannual Report ■ TIAA Separate Account VA-1

continued

date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk in investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

TIAA Separate Account VA-1 ■ 2008 Semiannual Report	21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Cash: The Account may hold cash in its account with the custodian. The Account throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Account reporting as of June 30, 2008.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Account as of June 30, 2008:

	Investments in Securities	Other Financial Instruments*
Level 1	$927,618,050	$(45,775)
Level 2	1,140,000	—
Level 3	50	—
Total	$928,758,100	$(45,775)

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account

22	2008 Semiannual Report ■ TIAA Separate Account VA-1

continued

that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of VA-1 are indemnified against certain liabilities that may arise out of their duties to VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers, Inc.). The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%). Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Managers of the Account, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Management Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers also participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the managers. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Account.

Note 3—investments

At June 30, 2008, the net unrealized appreciation on investments was $203,421,566, consisting of gross unrealized appreciation of $312,263,493 and gross unrealized depreciation of $108,841,927.

Purchases and sales of non-government securities, other than short-term instruments, for the six months ended June 30, 2008, were $35,592,825 and $66,236,378, respectively.

TIAA Separate Account VA-1 ■ 2008 Semiannual Report	23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

At June 30, 2008, the Account held open futures contracts as follows:

	Number of Open Contracts	Market Value	Expiration Date	Unrealized (Depreciation)
E-mini S&P 500 Index	14	$896,770	September 2008	$(39,821)
E-mini S&P 400 Index	1	82,120	September 2008	(3,327)
E-mini Russell 2000 Index	1	69,170	September 2008	(2,627)
				$(45,775)

Note 4—line of credit

The Account participates in a $1.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Account is charged to the Account at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the six months ended June 30, 2008, the Account did not borrow under this facility.

Note 5—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the presentation of the Account’s financial statements.

24	2008 Semiannual Report ■ TIAA Separate Account VA-1

COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

The Management Committee (the “Committee”) of the TIAA Separate Account VA-1 (the “Separate Account”) is responsible for overseeing the Separate Account’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Committee is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Separate Account and Teachers Advisors, Inc. (“TAI”). Under the Agreement, TAI is responsible for providing investment management services to the Separate Account.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Committee held a meeting on April 2, 2008, at which it considered the annual review and renewal of the Agreement using its previously-established process. As part of this process, the Committee delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Members to develop additional guidelines and specific requests relating to the types of information to be provided to all Members in connection with the proposed contract renewal, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 2, 2008, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Members and legal counsel to the Members and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Members with respect to the Separate Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Members, Lipper produced, among other information, extensive performance and expense comparison data regarding the Separate Account, including data relating to its management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data against a universe of investment companies and

TIAA Separate Account VA-1 ■ 2008 Semiannual Report	25

COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

against a more selective peer group of mutual funds underlying variable insurance products with similar investment objectives and strategies and, in the case of investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Members in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Committee meeting held on April 2, 2008, independent legal counsel for the Members on behalf of the Committee requested, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the Separate Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the fees set forth in the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Members’ counsel only); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

26	2008 Semiannual Report ■ TIAA Separate Account VA-1

continued

In considering whether to renew the Agreement, the Committee, with assistance from its Operations Committee, reviewed various factors, including: (1) the nature, extent and quality of services provided by TAI to the Separate Account; (2) the investment performance of the Separate Account; (3) the costs of the services provided to the Separate Account and the profits (if any) realized by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized if the Separate Account’s assets have increased; (5) whether the fee schedule set forth in the Agreement and any applicable waiver reflects any such economies of scale for the benefit of Separate Account investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Members viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreements.

In reaching its decisions regarding the renewal of the Separate Account’s Agreement, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee on an ongoing basis in connection with its general oversight duties. In addition, the Committee received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities. In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors and, thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement.

At its meeting on April 2, 2008, the Committee voted unanimously to renew the Agreement. Set forth below are the general factors the Committee considered, followed by an outline of the specific factors the Committee considered.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. The investment professionals at TAI also have managed various mutual funds in the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds. Additionally, an affiliate of TAI, TIAA-CREF Investment Management, LLC, manages the accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement, TAI is responsible for: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Account’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Separate Account to the Committees on a regular basis. The

TIAA Separate Account VA-1 ■ 2008 Semiannual Report	27

COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

Committee considered that TAI has carried out these responsibilities in a professional manner.

The Committee also considered, among other factors, the performance of the Separate Account as discussed below. In the course of its review of the quality of TAI’s services, the Committee concluded that the Separate Account’s investment performance was reasonable when compared with its benchmark and peer groups of mutual funds that underlie variable insurance products.

In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing efforts to review the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Committee considered the investment performance of the Separate Account for one, two-, three-, four-, five- and ten-year periods. The Committee also considered its performance as compared to its peer groups and benchmark index. In this regard, the Committee considered that the Separate Account achieved performance that compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account) and ranked in the top three performance quintiles versus its peer groups of mutual funds that underlie variable insurance products. (For additional detail regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the Separate Account’s investment performance was reasonable. In addition, the Committee considered its ongoing efforts to review best execution and portfolio turnover practices of TAI to assess whether those practices continue to be in the best interests of the Separate Account.

COST AND PROFITABILITY

The Committee considered financial and profitability data relating to TAI for the calendar year 2007. The Committee considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of the Separate Account’s contracts. The Committee considered that TAI has consistently incurred losses based on its services to the Separate Account under the Agreement. Among other considerations, the Committee acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. In this connection, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

28	2008 Semiannual Report ■ TIAA Separate Account VA-1

continued

FEES CHARGED BY OTHER ADVISERS

The Committee considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Committee determined that the management fee rate charged to the Separate Account under the Agreement is lower or significantly lower than the management fee rates charged by of many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Committee determined that the fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Committee considered whether TAI has or would experience economies of scale in connection with its services to the Separate Account. The Committee considered that TAI had incurred operating losses with respect to these services. With respect to the current fee rate, the Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed lower fee rates) would have a material effect on overall fee rates. The Committee determined that the current fee rate at the current asset level already was low compared to peer groups of mutual funds that underlie variable insurance products. Thus, the Committee determined that the Separate Account’s fee schedule is reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Committee considered that TAI provides similar investment management services to other affiliated investment companies. In addition, TAI, through its TIAA-CREF Asset Management division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for each of these funds. The Committee also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. The Committee considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Separate Account. In addition, TAI and its affiliates may benefit from the advisory

TIAA Separate Account VA-1 ■ 2008 Semiannual Report	29

COMMITTEE APPROVAL OF INVESTMENT	concluded
MANAGEMENT AGREEMENT

relationship with the Separate Account to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain other funds managed by TAI or its affiliates may be managed in the same manner and by the same personnel, thus resulting in the possibility for certain benefits economies of scale.

CERTAIN SPECIFIC FACTORS CONSIDERED BY THE COMMITTEE

The Members considered the following specific factors (among others) during their determination to renew the Agreement. In the following discussion, if the Separate Account is referred to as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All periods referenced below end as of December 31, 2007. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

•	The Separate Account’s contractual management fee is 0.30% of average daily net assets. The Separate Account’s actual management fee, after waivers, is 0.07%.
•

The Separate Account’s actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”), respectively. Total expenses ranked in the 5th and 3rd quintile of the Expense Group and Expense Universe, respectively.

•

For the one-year period, the Separate Account was in the 2nd and 3rd quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Performance Universe”), respectively.

•	The Separate Account was in the 3rd quintile of its Performance Group and Performance Universe for the two-year period.
•	The Separate Account received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement.

30	2008 Semiannual Report ■ TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses before investing. Please call 800 223-1200, or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2008 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF),

New York, NY 10017-3206

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2008

SHARES			RATE	MATURITY DATE	VALUE (000)
COMMON STOCKS - 99.86%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584	e*	Chiquita Brands International, Inc			$39

		TOTAL AGRICULTURAL PRODUCTION-CROPS			39

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803	e	Cal-Maine Foods, Inc			26
2,370	e	Pilgrim’s Pride Corp			31
23	e	Seaboard Corp			36

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			93

AGRICULTURAL SERVICES - 0.00%**
727	e*	Cadiz, Inc			12

		TOTAL AGRICULTURAL SERVICES			12

AMUSEMENT AND RECREATION SERVICES - 0.59%
17,753	*	Activision, Inc			605
3,321	*	Bally Technologies, Inc			112
433		Churchill Downs, Inc			15
978	e	Dover Downs Gaming & Entertainment, Inc			6
1,772		International Speedway Corp (Class A)			69
1,909	*	Leapfrog Enterprises, Inc			16
1,967	e*	Life Time Fitness, Inc			58
3,817	e*	Live Nation, Inc			40
3,063	e*	Marvel Entertainment, Inc			99
4,563	*	Penn National Gaming, Inc			147
3,407	e*	Pinnacle Entertainment, Inc			36
4,554	e*	Six Flags, Inc			5
1,000	e	Speedway Motorsports, Inc			20
1,000	e*	Town Sports International Holdings, Inc			9
114,032		Walt Disney Co			3,558
2,602	e	Warner Music Group Corp			19
4,762	v*	Westwood One, Inc			6
2,631	e*	WMS Industries, Inc			78
1,461	e	World Wrestling Entertainment, Inc			23

		TOTAL AMUSEMENT AND RECREATION SERVICES			4,921

APPAREL AND ACCESSORY STORES - 0.49%
5,174		Abercrombie & Fitch Co (Class A)			324
3,747	*	Aeropostale, Inc			117
9,979		American Eagle Outfitters, Inc			136
3,358	e*	AnnTaylor Stores Corp			81
1,533	e	Bebe Stores, Inc			15
2,844	e	Brown Shoe Co, Inc			39
749		Buckle, Inc			34
664	*	Cache, Inc			7
3,338	*	Carter’s, Inc			46
2,400	e*	Casual Male Retail Group, Inc			7
2,074		Cato Corp (Class A)			30
1,406	*	Charlotte Russe Holding, Inc			25
6,864	e*	Charming Shoppes, Inc			32
10,787	*	Chico’s FAS, Inc			58
1,410	e*	Children’s Place Retail Stores, Inc			51
2,493	e	Christopher & Banks Corp			17
836	e*	Citi Trends, Inc			19
3,907	e*	Collective Brands, Inc			45
3,000	e*	Dress Barn, Inc			40
1,051	e*	DSW, Inc (Class A)			12
3,231	e	Finish Line, Inc (Class A)			28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
9,500		Foot Locker, Inc			$118
29,148		Gap, Inc			486
5,429	e*	Hanesbrands, Inc			147
2,222	*	HOT Topic, Inc			12
2,305	e*	J Crew Group, Inc			76
1,539	e*	Jo-Ann Stores, Inc			36
1,141	e*	JOS A Bank Clothiers, Inc			31
18,492	*	Kohl’s Corp			740
17,043	e	Limited Brands, Inc			287
888	*	New York & Co, Inc			8
10,895	e	Nordstrom, Inc			330
4,283	e*	Pacific Sunwear Of California, Inc			37
7,985	e	Ross Stores, Inc			284
517	e*	Shoe Carnival, Inc			6
2,847		Stage Stores, Inc			33
1,200	e	Talbots, Inc			14
1,080	e*	Tween Brands, Inc			18
1,963	e*	Under Armour, Inc (Class A)			50
6,538	e*	Urban Outfitters, Inc			204
4,270	*	Wet Seal, Inc (Class A)			20

		TOTAL APPAREL AND ACCESSORY STORES			4,100

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
762	e	Columbia Sportswear Co			28
811	e*	G-III Apparel Group Ltd			10
3,607		Guess ?, Inc			135
1,699	*	Gymboree Corp			68
5,065		Jones Apparel Group, Inc			70
5,941	e	Liz Claiborne, Inc			84
800	e*	Lululemon Athletica, Inc			23
1,392	e*	Maidenform Brands, Inc			19
3,068		Phillips-Van Heusen Corp			112
3,355	e	Polo Ralph Lauren Corp			211
7,612	*	Quiksilver, Inc			75
836	e*	True Religion Apparel, Inc			22
5,221		VF Corp			372
2,859	*	Warnaco Group, Inc			126

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			1,355

AUTO REPAIR, SERVICES AND PARKING - 0.08%
646	e*	Amerco, Inc			31
1,436	e*	Dollar Thrifty Automotive Group, Inc			14
4,569	e*	Exide Technologies			77
996	*	Federal Mogul Corp (Class A)			16
18,898	*	Hertz Global Holdings, Inc			181
1,073	e*	Midas, Inc			14
873	e	Monro Muffler, Inc			14
3,349		Ryder System, Inc			231
672	*	Standard Parking Corp			12
2,627	*	Wright Express Corp			65

		TOTAL AUTO REPAIR, SERVICES AND PARKING			655

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
5,814		Advance Auto Parts			226
580	*	America’s Car-Mart, Inc			10
1,889		Asbury Automotive Group, Inc			24
6,910	e*	Autonation, Inc			69
2,461	*	Autozone, Inc			298
13,246	e*	Carmax, Inc			188
4,176	*	Copart, Inc			179
2,692	e*	CSK Auto Corp			28
1,048	e*	MarineMax, Inc			8
6,973	*	O’Reilly Automotive, Inc			156
2,440	e	Penske Auto Group, Inc			36
2,119	*	Rush Enterprises, Inc (Class A)			25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,793	e	Sonic Automotive, Inc (Class A)			$23

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,270

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.54%
967	e*	Builders FirstSource, Inc			5
3,882	e*	Central Garden and Pet Co (Class A)			16
7,745		Fastenal Co			334
100,978		Home Depot, Inc			2,365
87,487		Lowe’s Cos, Inc			1,816

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			4,536

BUSINESS SERVICES - 7.40%
25,632	*	3Com Corp			54
813	e*	3D Systems Corp			8
2,635	e	Aaron Rents, Inc			59
2,600		ABM Industries, Inc			58
35,701		Accenture Ltd (Class A)			1,454
2,473	e*	ACI Worldwide, Inc			43
3,677	e*	Actuate Corp			14
3,887	e	Acxiom Corp			45
1,377	e	Administaff, Inc			38
32,044	*	Adobe Systems, Inc			1,262
828	e*	Advent Software, Inc			30
5,378	*	Affiliated Computer Services, Inc (Class A)			288
2,801	e	Aircastle Ltd			24
9,967	*	Akamai Technologies, Inc			347
4,810	*	Alliance Data Systems Corp			272
11,673	*	Amdocs Ltd			343
2,166	e*	American Reprographics Co			36
2,116	*	AMN Healthcare Services, Inc			36
872	*	Ansoft Corp			32
4,724	*	Ansys, Inc			223
1,600	e	Arbitron, Inc			76
5,091	e*	Ariba, Inc			75
7,187	*	Art Technology Group, Inc			23
1,058	e	Asset Acceptance Capital Corp			13
1,233	e*	athenahealth, Inc			38
13,372	*	Autodesk, Inc			452
31,021		Automatic Data Processing, Inc			1,300
6,370	e*	Avis Budget Group, Inc			53
2,932	*	Avocent Corp			55
631	e*	Bankrate, Inc			25
12,324	e,v*	BearingPoint, Inc			10
1,565	*	BGC Partners, Inc (Class A)			12
2,836		Blackbaud, Inc			61
1,799	*	Blackboard, Inc			69
1,746	e*	Blue Coat Systems, Inc			25
11,440	*	BMC Software, Inc			412
862	*	Bottomline Technologies, Inc			8
3,603	e*	BPZ Energy, Inc			106
3,069		Brady Corp (Class A)			106
2,433		Brink’s Co			159
23,248		CA, Inc			537
1,901	*	CACI International, Inc (Class A)			87
14,981	*	Cadence Design Systems, Inc			151
1,751	*	Callidus Software, Inc			9
849	*	Capella Education Co			51
1,800	e*	Cavium Networks, Inc			38
3,710	e*	CBIZ, Inc			29
4,020	e*	Cerner Corp			182
3,690	*	ChoicePoint, Inc			178
2,005	*	Chordiant Software, Inc			10
3,700	*	Ciber, Inc			23
11,254	*	Citrix Systems, Inc			331
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)			43
620	*	Clinical Data, Inc			9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
3,243	*	CMGI, Inc			$34
3,055	*	Cogent Communications Group, Inc			41
2,800	e*	Cogent, Inc			32
2,776	e	Cognex Corp			64
17,286	*	Cognizant Technology Solutions Corp (Class A)			562
2,159	*	Commvault Systems, Inc			36
840	e	Compass Diversified Trust			10
869	*	Compellent Technologies, Inc			10
602		Computer Programs & Systems, Inc			10
9,038	*	Computer Sciences Corp			423
15,643	*	Compuware Corp			149
839	e*	COMSYS IT Partners, Inc			8
2,581	e*	Concur Technologies, Inc			86
1,230	*	Constant Contact, Inc			23
7,100	*	Convergys Corp			105
1,115	e*	CoStar Group, Inc			50
1,476	*	CSG Systems International, Inc			16
3,935	*	Cybersource Corp			66
1,981	e*	Data Domain, Inc			46
2,053	e*	DealerTrack Holdings, Inc			29
3,468		Deluxe Corp			62
1,223	*	Digimarc Corp			17
2,231	e*	Digital River, Inc			86
1,448	*	DivX, Inc			11
1,061	*	Double-Take Software, Inc			15
2,599	e*	DST Systems, Inc			143
1,500	e*	DynCorp International, Inc (Class A)			23
6,551	*	Earthlink, Inc			57
66,614	*	eBay, Inc			1,821
125	*	Ebix, Inc			10
1,837	e*	Echelon Corp			20
2,891	e*	Eclipsys Corp			53
1,000		Electro Rent Corp			13
19,061	*	Electronic Arts, Inc			847
31,394		Electronic Data Systems Corp			774
3,754	*	Entrust, Inc			11
3,541	e*	Epicor Software Corp			24
2,131	e*	EPIQ Systems, Inc			30
7,989	e	Equifax, Inc			269
2,035	e*	Equinix, Inc			182
4,575	e*	Evergreen Energy, Inc			8
1,397	e*	ExlService Holdings, Inc			20
12,409	*	Expedia, Inc			228
4,994	e*	F5 Networks, Inc			142
2,616	e	Factset Research Systems, Inc			147
2,596	e	Fair Isaac Corp			54
2,479	e*	FalconStor Software, Inc			18
11,743		Fidelity National Information Services, Inc			433
200	e*	First Advantage Corp (Class A)			3
9,896	*	Fiserv, Inc			449
983	*	Forrester Research, Inc			30
923		FTD Group, Inc			12
3,832	e*	Gartner, Inc			79
1,444	*	Gerber Scientific, Inc			16
3,037	*	Getty Images, Inc			103
1,647	e	Gevity HR, Inc			9
2,712	e*	Global Cash Access, Inc			19
1,061	e*	Global Sources Ltd			16
14,173	*	Google, Inc (Class A)			7,461
1,107	e*	H&E Equipment Services, Inc			13
2,506	*	Hackett Group, Inc			14
2,249	e	Healthcare Services Group			34
1,469	e	Heartland Payment Systems, Inc			35
1,329	e	Heidrick & Struggles International, Inc			37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
10,329	e*	HLTH Corp			$117
1,272	e*	HMS Holdings Corp			27
1,384	*	Hudson Highland Group, Inc			14
3,542	*	Hypercom Corp			16
947	e*	i2 Technologies, Inc			12
448	*	ICT Group, Inc			4
1,449	*	iGate Corp			12
2,587	*	IHS, Inc (Class A)			180
11,068		IMS Health, Inc			258
1,967		infoGROUP, Inc			9
4,859	*	Informatica Corp			73
2,218		Infospace, Inc			18
1,446	e*	Innerworkings, Inc			17
558	e	Integral Systems, Inc			22
2,217		Interactive Data Corp			56
803	e*	Interactive Intelligence, Inc			9
3,256	e*	Internap Network Services Corp			15
1,292	*	Internet Brands, Inc			9
2,646	e*	Internet Capital Group, Inc			20
27,952	e*	Interpublic Group of Cos, Inc			240
3,184	*	Interwoven, Inc			38
19,200	*	Intuit, Inc			529
1,814	*	inVentiv Health, Inc			50
10,856	*	Iron Mountain, Inc			288
4,326	e	Jack Henry & Associates, Inc			94
1,953	*	JDA Software Group, Inc			35
31,225	*	Juniper Networks, Inc			693
1,200	e	Kelly Services, Inc (Class A)			23
1,544	e*	Kenexa Corp			29
941	e*	Keynote Systems, Inc			12
1,774	*	Kforce, Inc			15
3,252	e*	Kinetic Concepts, Inc			130
1,667	e*	Knot, Inc			16
2,700	*	Korn/Ferry International			42
4,598	e*	Lamar Advertising Co (Class A)			166
7,959	*	Lawson Software, Inc			58
2,000	e*	Limelight Networks, Inc			8
511	e*	Liquidity Services, Inc			6
2,311	e*	Magma Design Automation, Inc			14
2,098	*	Manhattan Associates, Inc			50
4,774		Manpower, Inc			278
1,171	*	Mantech International Corp (Class A)			56
1,311	e	Marchex, Inc (Class B)			16
4,376	e	Mastercard, Inc (Class A)			1,162
9,755	*	McAfee, Inc			332
5,422	*	Mentor Graphics Corp			86
480,474	d	Microsoft Corp			13,218
648	*	MicroStrategy, Inc (Class A)			42
2,315	e*	Midway Games, Inc			5
866	*	Monotype Imaging Holdings, Inc			11
7,154	e*	Monster Worldwide, Inc			147
4,760	e*	Move, Inc			11
6,206	*	MPS Group, Inc			66
2,666	*	MSC.Software Corp			29
6,028	*	NAVTEQ Corp			464
390	*	NCI, Inc (Class A)			9
10,035	*	NCR Corp			253
2,111	*	Ness Technologies, Inc			21
2,427	e*	NetFlix, Inc			63
1,792	*	Netscout Systems, Inc			19
423	*	NetSuite, Inc			9
1,732		NIC, Inc			12
21,820	*	Novell, Inc			128
10,313	*	Nuance Communications, Inc			162
19,172		Omnicom Group, Inc			860

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
3,715	e*	Omniture, Inc			$69
1,673	*	On Assignment, Inc			13
1,415	e*	Online Resources Corp			12
5,712	e*	OpenTV Corp (Class A)			7
233,094	*	Oracle Corp			4,895
7,173	*	Parametric Technology Corp			120
1,245		PC-Tel, Inc			12
438	e	Pegasystems, Inc			6
1,196	*	PeopleSupport, Inc			10
1,789	e*	Perficient, Inc			17
5,518	*	Perot Systems Corp (Class A)			83
2,169	*	Phase Forward, Inc			39
1,611	*	Phoenix Technologies Ltd			18
1,058	e*	Portfolio Recovery Associates, Inc			40
3,120	*	Premiere Global Services, Inc			45
2,510	*	Progress Software Corp			64
774	*	PROS Holdings, Inc			9
1,000	e	QAD, Inc			7
1,284	e	Quality Systems, Inc			38
4,302	*	Quest Software, Inc			64
1,505	*	Radiant Systems, Inc			16
1,200	e*	Radisys Corp			11
1,891	e*	Raser Technologies, Inc			18
6,472	e*	RealNetworks, Inc			43
11,630	e*	Red Hat, Inc			241
781	e	Renaissance Learning, Inc			9
3,920	*	Rent-A-Center, Inc			81
1,679	e*	RightNow Technologies, Inc			23
1,200	e*	Riskmetrics Group Inc			23
8,549		Robert Half International, Inc			205
2,146		Rollins, Inc			32
2,525	e*	RSC Holdings, Inc			23
4,489	*	S1 Corp			34
6,297	*	Salesforce.com, Inc			430
5,900	*	Sapient Corp			38
3,543	e*	Secure Computing Corp			15
639	e*	SI International, Inc			13
1,301	e*	Smith Micro Software, Inc			7
1,699	e*	Sohu.com, Inc			120
4,123	*	SonicWALL, Inc			27
14,052	e*	Sonus Networks, Inc			48
3,912	e	Sotheby’s			103
1,235	*	Sourcefire, Inc			10
4,207	*	Spherion Corp			19
1,239	*	SPSS, Inc			45
2,484	*	SRA International, Inc (Class A)			56
1,404	e*	Stratasys, Inc			26
1,342	*	SuccessFactors, Inc			15
47,508	*	Sun Microsystems, Inc			517
2,697	*	SupportSoft, Inc			9
4,737	*	Sybase, Inc			139
1,700	*	SYKES Enterprises, Inc			32
50,283	*	Symantec Corp			973
1,133	e*	Synchronoss Technologies, Inc			10
797	e*	SYNNEX Corp			20
8,758	*	Synopsys, Inc			209
784	e	Syntel, Inc			26
4,650	*	Take-Two Interactive Software, Inc			119
1,034		TAL International Group, Inc			23
1,368	e*	Taleo Corp (Class A)			27
798	*	TechTarget, Inc			8
2,576	*	TeleTech Holdings, Inc			51
590		Textainer Group Holdings Ltd			11
1,161	e	TheStreet.com, Inc			8
4,249	e*	THQ, Inc			86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
11,332	*	TIBCO Software, Inc			$87
1,534	*	TNS, Inc			37
9,771		Total System Services, Inc			217
1,168	*	TradeStation Group, Inc			12
2,823	e*	Trizetto Group, Inc			60
3,096	e*	TrueBlue, Inc			41
1,541	e*	Ultimate Software Group, Inc			55
571	e*	Unica Corp			5
22,840	*	Unisys Corp			90
3,701		United Online, Inc			37
4,813	*	United Rentals, Inc			94
6,076	*	Valueclick, Inc			92
1,577	e*	Vasco Data Security International			17
11,559	e*	VeriSign, Inc			437
1,519		Viad Corp			39
1,694	*	Vignette Corp			20
26,792		Visa, Inc (Class A)			2,178
2,400	e*	VMware, Inc (Class A)			129
792	*	Vocus, Inc			25
858	*	Volt Information Sciences, Inc			10
29,141		Waste Management, Inc			1,099
449	e*	WebMD Health Corp (Class A)			13
2,958	*	Websense, Inc			50
1,627	*	Website Pros, Inc			13
4,910	*	Wind River Systems, Inc			53
82,494	*	Yahoo!, Inc			1,704

		TOTAL BUSINESS SERVICES			62,134

CHEMICALS AND ALLIED PRODUCTS - 9.53%
92,363		Abbott Laboratories			4,892
357	*	Abraxis Bioscience, Inc			23
1,887	e*	Acadia Pharmaceuticals, Inc			7
1,953	*	Acorda Therapeutics, Inc			64
2,757	*	Adolor Corp			15
12,607		Air Products & Chemicals, Inc			1,246
1,600	*	Albany Molecular Research, Inc			21
5,462		Albemarle Corp			218
5,024		Alberto-Culver Co			132
2,304	e*	Alexion Pharmaceuticals, Inc			167
1,212	e*	Alexza Pharmaceuticals, Inc			5
5,676	*	Alkermes, Inc			70
2,616	e*	Allos Therapeutics, Inc			18
2,039	e*	Alnylam Pharmaceuticals, Inc			55
2,624	e*	Alpharma, Inc (Class A)			59
876	e*	AMAG Pharmaceuticals, Inc			30
3,695	e*	American Oriental Bioengineering, Inc			36
928	e	American Vanguard Corp			11
65,167	*	Amgen, Inc			3,073
1,431	e*	APP Pharmaceuticals, Inc			24
1,500	e	Arch Chemicals, Inc			50
3,078	e*	Arena Pharmaceuticals, Inc			16
2,036	e*	Arqule, Inc			7
3,660	e*	Array Biopharma, Inc			17
2,455	e*	Auxilium Pharmaceuticals, Inc			83
919	*	Avant Immunotherapeutics, Inc			13
2,400	e*	Aventine Renewable Energy Holdings, Inc			11
5,794		Avery Dennison Corp			255
25,534		Avon Products, Inc			920
1,170	e	Balchem Corp			27
6,553	*	Barr Pharmaceuticals, Inc			295
872	e*	Bentley Pharmaceuticals, Inc			14
657	*	Biodel, Inc			9
17,538	*	Biogen Idec, Inc			980
5,913	*	BioMarin Pharmaceuticals, Inc			171
657	e*	BioMimetic Therapeutics, Inc			8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
118,085		Bristol-Myers Squibb Co			$2,424
3,844	e	Cabot Corp			93
1,015	e*	Cadence Pharmaceuticals, Inc			6
2,400	e*	Calgon Carbon Corp			37
1,815	*	Cambrex Corp			11
631	e*	Caraco Pharmaceutical Laboratories Ltd			8
8,871		Celanese Corp (Series A)			405
3,105	e*	Cell Genesys, Inc			8
4,049	e*	Cephalon, Inc			270
3,374		CF Industries Holdings, Inc			516
4,127	*	Charles River Laboratories International, Inc			264
1,163	e*	Chattem, Inc			76
15,194		Chemtura Corp			89
3,895		Church & Dwight Co, Inc			219
8,377		Clorox Co			437
30,390		Colgate-Palmolive Co			2,100
2,917	*	Columbia Laboratories, Inc			10
898	*	Cougar Biotechnology, Inc			21
3,622	*	Cubist Pharmaceuticals, Inc			65
2,618	*	Cypress Bioscience, Inc			19
2,828		Cytec Industries, Inc			154
1,702	e*	Cytokinetics, Inc			6
4,015	e*	Dendreon Corp			18
5,095	e*	Discovery Laboratories, Inc			8
55,685		Dow Chemical Co			1,944
53,910		Du Pont (E.I.) de Nemours & Co			2,312
3,494	*	Durect Corp			13
4,567		Eastman Chemical Co			314
10,437		Ecolab, Inc			449
59,695		Eli Lilly & Co			2,756
1,704	e*	Elizabeth Arden, Inc			26
3,094	e*	Enzon Pharmaceuticals, Inc			22
5,859	e	Estee Lauder Cos (Class A)			272
2,913		Ferro Corp			55
4,477		FMC Corp			347
18,234	*	Forest Laboratories, Inc			633
28,102	*	Genentech, Inc			2,133
16,001	*	Genzyme Corp			1,152
4,250	e*	Geron Corp			15
55,760	*	Gilead Sciences, Inc			2,952
818	e*	GTx, Inc			12
3,350		H.B. Fuller Co			75
3,942	e*	Halozyme Therapeutics, Inc			21
7,111		Hercules, Inc			120
9,624	*	Hospira, Inc			386
8,974	e*	Human Genome Sciences, Inc			47
8,858		Huntsman Corp			101
1,708	*	ICO, Inc			10
861	e*	Idenix Pharmaceuticals, Inc			6
1,248	*	Idera Pharmaceuticals, Inc			18
3,710	*	Idexx Laboratories, Inc			181
3,674	e*	ImClone Systems, Inc			149
4,347	*	Immucor, Inc			113
3,006	e*	Indevus Pharmaceuticals, Inc			5
980		Innophos Holdings, Inc			31
1,460		Innospec, Inc			27
2,484	*	Inspire Pharmaceuticals, Inc			11
353	e	Inter Parfums, Inc			5
1,694	e*	InterMune, Inc			22
4,870		International Flavors & Fragrances, Inc			190
4,647	*	Inverness Medical Innovations, Inc			154
5,511	e*	Invitrogen Corp			216
2,531	e*	Javelin Pharmaceuticals, Inc			6
922		Kaiser Aluminum Corp			49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
14,912	*	King Pharmaceuticals, Inc			$156
1,077		Koppers Holdings, Inc			45
2,481	*	KV Pharmaceutical Co (Class A)			48
1,289	*	Landec Corp			8
5,552	e*	Ligand Pharmaceuticals, Inc (Class B)			14
4,080		Lubrizol Corp			189
987	e	Mannatech, Inc			5
2,536	e*	MannKind Corp			8
2,109	e*	Martek Biosciences Corp			71
7,861	e*	Medarex, Inc			52
3,315	*	Medicines Co			66
3,427	e	Medicis Pharmaceutical Corp (Class A)			71
1,298	e*	Medivation, Inc			15
128,462		Merck & Co, Inc			4,842
2,420		Meridian Bioscience, Inc			65
1,175		Minerals Technologies, Inc			75
1,402	*	Momenta Pharmaceuticals, Inc			17
32,845		Monsanto Co			4,153
9,296		Mosaic Co			1,345
18,544	e	Mylan Laboratories, Inc			224
4,000	e*	Nabi Biopharmaceuticals			16
8,177	e	Nalco Holding Co			173
3,373	*	NBTY, Inc			108
2,526	e*	Neurocrine Biosciences, Inc			11
715	e	NewMarket Corp			47
964	e	NL Industries, Inc			9
1,495	e*	Noven Pharmaceuticals, Inc			16
2,860	*	NPS Pharmaceuticals, Inc			13
1,070	*	Obagi Medical Products, Inc			9
4,620		Olin Corp			121
1,900	e*	OM Group, Inc			62
843	e*	Omrix Biopharmaceuticals, Inc			13
3,536	e*	Onyx Pharmaceuticals, Inc			126
1,463	*	Optimer Pharmaceuticals, Inc			12
2,901	e*	OraSure Technologies, Inc			11
1,180	*	Orexigen Therapeutics, Inc			9
3,527	e*	OSI Pharmaceuticals, Inc			146
807	e*	Osiris Therapeutics, Inc			10
2,164	e*	Pacific Ethanol, Inc			4
1,792	e*	Pain Therapeutics, Inc			14
2,340	e*	Par Pharmaceutical Cos, Inc			38
3,406	*	Parexel International Corp			90
7,345		PDL BioPharma, Inc			78
4,725		Perrigo Co			150
1,182	e*	PetMed Express, Inc			15
404,911		Pfizer, Inc			7,074
927	*	Pharmasset, Inc			18
1,726	*	PharMerica Corp			39
6,365	*	PolyOne Corp			44
1,425	e*	Pozen, Inc			16
9,640		PPG Industries, Inc			553
18,736		Praxair, Inc			1,766
1,891	*	Prestige Brands Holdings, Inc			20
182,957		Procter & Gamble Co			11,126
1,419	e*	Progenics Pharmaceuticals, Inc			23
92	e*	Protalix BioTherapeutics, Inc			—	^
3,271	*	Questcor Pharmaceuticals, Inc			15
1,976	e*	Quidel Corp			33
2,483	*	Rockwood Holdings, Inc			86
7,724		Rohm & Haas Co			359
7,403		RPM International, Inc			153
2,502	e*	Salix Pharmaceuticals Ltd			18
97,114		Schering-Plough Corp			1,912
1,824	e	Sciele Pharma, Inc			35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,698		Scotts Miracle-Gro Co (Class A)			$47
3,076		Sensient Technologies Corp			87
6,507	e*	Sepracor, Inc			130
6,023	e	Sherwin-Williams Co			277
7,711		Sigma-Aldrich Corp			415
3,618	*	Solutia, Inc			46
500		Stepan Co			23
900	e*	SurModics, Inc			40
2,100	e*	Tercica, Inc			19
3,072	*	Theravance, Inc			37
2,621	*	Third Wave Technologies, Inc			29
1,181	*	Ulta Salon Cosmetics & Fragrance, Inc			13
1,278	*	United Therapeutics Corp			125
594	e*	USANA Health Sciences, Inc			16
5,342	e*	USEC, Inc			33
4,449	e*	Valeant Pharmaceuticals International			76
6,017	e	Valspar Corp			114
5,212	*	VCA Antech, Inc			145
6,036	e*	Verasun Energy Corp			25
8,420	*	Vertex Pharmaceuticals, Inc			282
4,346	e*	Viropharma, Inc			48
5,559	*	Warner Chilcott Ltd (Class A)			94
6,278	*	Watson Pharmaceuticals, Inc			171
893	e	Westlake Chemical Corp			13
4,332	e*	WR Grace & Co			102
79,796		Wyeth			3,827
1,312	*	Xenoport, Inc			51
8,116	e*	XOMA Ltd			14
2,399	e*	Zymogenetics, Inc			20

		TOTAL CHEMICALS AND ALLIED PRODUCTS			80,035

COAL MINING - 0.53%
4,205	*	Alpha Natural Resources, Inc			438
8,714		Arch Coal, Inc			654
10,952		Consol Energy, Inc			1,231
7,316	e*	International Coal Group, Inc			95
1,514	*	James River Coal Co			89
4,822		Massey Energy Co			452
1,543	*	National Coal Corp			14
16,252		Peabody Energy Corp			1,431
570	*	Westmoreland Coal Co			12

		TOTAL COAL MINING			4,416

COMMUNICATIONS - 4.17%
2,743	e	Alaska Communications Systems Group, Inc			33
23,861	*	American Tower Corp (Class A)			1,008
1,895	e*	Anixter International, Inc			113
3,054	e*	Aruba Networks, Inc			16
355,622		AT&T, Inc			11,981
356	e	Atlantic Tele-Network, Inc			10
1,206	e*	Audiovox Corp (Class A)			12
2,522	e*	Brightpoint, Inc			18
13,439	e*	Cablevision Systems Corp (Class A)			304
1,055	e*	Cbeyond Communications, Inc			17
4,028	*	Centennial Communications Corp			28
2,093	e*	Central European Media Enterprises Ltd (Class A)			189
6,105	*	CenturyTel, Inc			217
25,044	e*	Charter Communications, Inc (Class A)			26
16,520	*	Cincinnati Bell, Inc			66
12,479	e*	Citadel Broadcasting Corp			15
19,434	e*	Citizens Communications Co			220
29,474		Clear Channel Communications, Inc			1,037
4,026	e*	Clearwire Corp (Class A)			52
167,809		Comcast Corp (Class A)			3,183
1,571	e	Consolidated Communications Holdings, Inc			23
2,186	e*	Cox Radio, Inc (Class A)			26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
16,909	*	Crown Castle International Corp			$655
1,802	e*	Crown Media Holdings, Inc (Class A)			9
3,172	*	CTC Media, Inc			78
2,624	e*	Cumulus Media, Inc (Class A)			10
813	e*	DG FastChannel, Inc			14
35,674	*	DIRECTV Group, Inc			924
12,220	*	DISH Network Corp (Class A)			358
8,638		Embarq Corp			408
2,180	e	Entercom Communications Corp (Class A)			15
5,154	e*	Entravision Communications Corp (Class A)			21
5,145	e	Fairpoint Communications, Inc			37
8,501	e*	FiberTower Corp			12
354	e	Fisher Communications, Inc			12
8,914	*	Foundry Networks, Inc			105
3,022	e*	General Communication, Inc (Class A)			21
1,077	e*	GeoEye, Inc			19
2,246	e*	Global Crossing Ltd			40
4,870		Global Payments, Inc			227
1,202	e*	Globalstar, Inc			3
3,118	e	Gray Television, Inc			9
1,520	e	Hearst-Argyle Television, Inc			29
396	e*	Hughes Communications, Inc			19
10,819	*	IAC/InterActiveCorp			209
2,017	e	Ibasis, Inc			7
6,383	e*	ICO Global Communications Holdings Ltd			21
3,749	e	IDT Corp (Class B)			6
1,874	e	Iowa Telecommunications Services, Inc			33
1,069	e*	iPCS, Inc			32
3,019	*	j2 Global Communications, Inc			70
1,587	e*	Knology, Inc			17
3,092	e*	Leap Wireless International, Inc			134
93,633	e*	Level 3 Communications, Inc			276
19,997	e*	Liberty Global, Inc (Class A)			629
7,691	*	Liberty Media Corp - Capital (Series A)			111
30,764	*	Liberty Media Corp - Entertainment (Series A)			745
35,566	*	Liberty Media Holding Corp (Interactive A)			525
1,798	e*	Lin TV Corp (Class A)			11
2,626	e*	Mastec, Inc			28
4,583	e*	Mediacom Communications Corp (Class A)			25
14,563	e*	MetroPCS Communications, Inc			258
4,651	e*	NeuStar, Inc (Class A)			100
994	*	Neutral Tandem, Inc			17
1,681	e*	Nextwave Wireless, Inc			7
9,996	*	NII Holdings, Inc			475
1,922	e*	Novatel Wireless, Inc			21
1,715		NTELOS Holdings Corp			44
1,632	e*	Orbcomm, Inc			9
7,414	e*	PAETEC Holding Corp			47
89,984	e	Qwest Communications International, Inc			354
1,881	e*	RCN Corp			20
741	e*	Rural Cellular Corp (Class A)			33
1,756	e*	SAVVIS, Inc			23
6,304	*	SBA Communications Corp (Class A)			227
1,404	e	Shenandoah Telecom Co			18
3,111	e	Sinclair Broadcast Group, Inc (Class A)			24
167,104		Sprint Nextel Corp			1,588
766	e*	Switch & Data Facilities Co, Inc			13
3,081	*	Syniverse Holdings, Inc			50
1,946	*	TeleCommunication Systems, Inc			9
6,282		Telephone & Data Systems, Inc			297
1,962	e*	Terremark Worldwide, Inc			11
3,440	*	TerreStar Corp			14
9,282	e*	Time Warner Cable, Inc (Class A)			246
4,990	e*	TiVo, Inc			31
1,032	*	US Cellular Corp			58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,642		USA Mobility, Inc			$12
170,613		Verizon Communications, Inc			6,040
1,500	e*	Virgin Mobile USA, Inc			4
1,993	e*	Vonage Holdings Corp			3
26,797	e	Windstream Corp			331
19,080	e*	XM Satellite Radio Holdings, Inc (Class A)			150

		TOTAL COMMUNICATIONS			35,032

DEPOSITORY INSTITUTIONS - 5.67%
1,117	e	1st Source Corp			18
732	e	Abington Bancorp, Inc			7
1,722	e	Amcore Financial, Inc			10
853	e	Ameris Bancorp			7
387		Ames National Corp			6
1,536		Anchor Bancorp Wisconsin, Inc			11
528		Arrow Financial Corp			10
7,795	e	Associated Banc-Corp			150
5,317		Astoria Financial Corp			107
520	e	Bancfirst Corp			22
1,517	e	Banco Latinoamericano de Exportaciones S.A.			25
5,040	e	Bancorpsouth, Inc			88
1,017		BancTrust Financial Group, Inc			7
2,688	e	Bank Mutual Corp			27
266,168		Bank of America Corp			6,353
2,893		Bank of Hawaii Corp			138
67,980		Bank of New York Mellon Corp			2,572
638	e	Bank of the Ozarks, Inc			9
1,599		BankFinancial Corp			21
777	e	Banner Corp			7
32,999	e	BB&T Corp			751
1,950	*	Beneficial Mutual Bancorp, Inc			22
550	e	Berkshire Hills Bancorp, Inc			13
1,341		BOK Financial Corp			72
2,260	e	Boston Private Financial Holdings, Inc			13
3,927	e	Brookline Bancorp, Inc			38
397		Bryn Mawr Bank Corp			7
460		Camden National Corp			11
831	e	Capital City Bank Group, Inc			18
828	e	Capitol Bancorp Ltd			7
1,324	e	Capitol Federal Financial			50
1,503		Cardinal Financial Corp			9
1,800	e	Cascade Bancorp			14
398	e	Cass Information Systems, Inc			13
3,316	e	Cathay General Bancorp			36
1,887	e	Central Pacific Financial Corp			20
1,722	e	Chemical Financial Corp			35
325,353		Citigroup, Inc			5,453
533		Citizens & Northern Corp			9
4,633	e	Citizens Banking Corp			13
825	e	City Bank			7
1,123	e	City Holding Co			46
2,497	e	City National Corp			105
875	e	Clifton Savings Bancorp, Inc			9
675	e	CoBiz, Inc			4
10,387		Colonial Bancgroup, Inc			46
1,059	e	Columbia Banking System, Inc			20
8,948	e	Comerica, Inc			229
3,527		Commerce Bancshares, Inc			140
2,024	e	Community Bank System, Inc			42
1,003	e	Community Trust Bancorp, Inc			26
2,340	e	Corus Bankshares, Inc			10
3,671		Cullen/Frost Bankers, Inc			183
4,428	e	CVB Financial Corp			42
1,609		Dime Community Bancshares			27
983	e*	Dollar Financial Corp			15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,361	e	Downey Financial Corp			$4
3,926	e	East West Bancorp, Inc			28
512	e	Enterprise Financial Services Corp			10
1,035		ESSA Bancorp, Inc			13
2,804	e*	Euronet Worldwide, Inc			47
377		Farmers Capital Bank Corp			7
30,065		Fifth Third Bancorp			306
664		Financial Institutions, Inc			11
720	e	First Bancorp			9
4,676	e	First Bancorp			30
1,530	e	First Busey Corp			20
341		First Citizens Bancshares, Inc (Class A)			48
4,700	e	First Commonwealth Financial Corp			44
680	e	First Community Bancshares, Inc			19
2,359	e	First Financial Bancorp			22
1,332	e	First Financial Bankshares, Inc			61
903	e	First Financial Corp			28
600	e	First Financial Holdings, Inc			10
1,374		First Financial Northwest, Inc			14
9,925	e	First Horizon National Corp			74
1,238	e	First Merchants Corp			22
2,914	e	First Midwest Bancorp, Inc			54
6,905		First Niagara Financial Group, Inc			89
987	e	First Place Financial Corp			9
504	e	First South Bancorp, Inc			6
377	e*	FirstFed Financial Corp			3
5,102		FirstMerit Corp			83
1,967	e	Flagstar Bancorp, Inc			6
1,105		Flushing Financial Corp			21
5,502	e	FNB Corp			65
2,394	e	Frontier Financial Corp			20
11,161	e	Fulton Financial Corp			112
3,468	e	Glacier Bancorp, Inc			55
437	e	Greene County Bancshares, Inc			6
3,800	e*	Guaranty Bancorp			14
1,711	e	Hancock Holding Co			67
2,620	e	Hanmi Financial Corp			14
1,911	e	Harleysville National Corp			21
928	e	Heartland Financial USA, Inc			17
803	e	Heritage Commerce Corp			8
709	e	Home Bancshares, Inc			16
31,070		Hudson City Bancorp, Inc			518
22,354	e	Huntington Bancshares, Inc			129
632	e	IBERIABANK Corp			28
938		Independent Bank Corp			22
4,091	e,v	IndyMac Bancorp, Inc			2
1,040	e	Integra Bank Corp			8
3,295	e	International Bancshares Corp			70
3,434	*	Investors Bancorp, Inc			45
205,965		JPMorgan Chase & Co			7,067
1,441	e	Kearny Financial Corp			16
23,600	e	Keycorp			259
1,025	e	Lakeland Bancorp, Inc			12
734	e	Lakeland Financial Corp			14
3,932	e	M&T Bank Corp			277
731	e	MainSource Financial Group, Inc			11
15,732	e	Marshall & Ilsley Corp			241
217		MASSBANK Corp			9
2,236	e	MB Financial, Inc			50
5,244	*	Metavante Technologies, Inc			119
1,081	e	Midwest Banc Holdings, Inc			5
1,144	e	Nara Bancorp, Inc			12
206	e	NASB Financial, Inc			4
42,662	e	National City Corp			203

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
4,881	e	National Penn Bancshares, Inc			$65
2,152	e	NBT Bancorp, Inc			44
2,399	*	Net 1 UEPS Technologies, Inc			58
19,260	e	New York Community Bancorp, Inc			344
6,972	e	NewAlliance Bancshares, Inc			87
13,119		Northern Trust Corp			900
1,192	*	Northfield Bancorp, Inc			13
1,341	e	Northwest Bancorp, Inc			29
508		OceanFirst Financial Corp			9
3,801	e	Old National Bancorp			54
799	e	Old Second Bancorp, Inc			9
1,295		Oriental Financial Group, Inc			18
713	e*	Oritani Financial Corp			11
2,744	e	Pacific Capital Bancorp			38
611		Pacific Continental Corp			7
1,486	e	PacWest Bancorp			22
688	e	Park National Corp			37
499		Peapack Gladstone Financial Corp			11
595		Peoples Bancorp, Inc			11
19,823		People’s United Financial, Inc			309
986	e*	Pinnacle Financial Partners, Inc			20
20,700		PNC Financial Services Group, Inc			1,182
17,875		Popular, Inc			118
1,141	e	PrivateBancorp, Inc			35
2,230	e	Prosperity Bancshares, Inc			60
2,140	e	Provident Bankshares Corp			14
4,058		Provident Financial Services, Inc			57
2,753	e	Provident New York Bancorp			30
41,618	e	Regions Financial Corp			454
769	e	Renasant Corp			11
612	e	Republic Bancorp, Inc (Class A)			15
598	e	Rockville Financial, Inc			8
629	e	Roma Financial Corp			8
1,811	e	S&T Bancorp, Inc			53
846	e	S.Y. Bancorp, Inc			18
1,000	e	Sandy Spring Bancorp, Inc			17
357	e	Santander BanCorp			4
605	e	SCBT Financial Corp			17
740	e	Seacoast Banking Corp of Florida			6
514		Shore Bancshares, Inc			10
370	e	Sierra Bancorp			6
1,893	*	Signature Bank			49
1,066	e	Simmons First National Corp (Class A)			30
581		Smithtown Bancorp, Inc			9
4,761	e	South Financial Group, Inc			19
757	e	Southside Bancshares, Inc			14
740		Southwest Bancorp, Inc			9
26,590	e	Sovereign Bancorp, Inc			196
856		State Bancorp, Inc			11
23,514		State Street Corp			1,505
1,347		StellarOne Corp			20
1,199	e	Sterling Bancorp			14
3,900		Sterling Bancshares, Inc			35
3,133	e	Sterling Financial Corp			13
701	e	Suffolk Bancorp			21
613	e*	Sun Bancorp, Inc			6
21,153		SunTrust Banks, Inc			766
4,965	e	Susquehanna Bancshares, Inc			68
1,802	e*	SVB Financial Group			87
17,015	e	Synovus Financial Corp			149
8,192	e	TCF Financial Corp			99
1,482	e*	Texas Capital Bancshares, Inc			24
6,191	e	TFS Financial Corp			72
709	e	Tompkins Trustco, Inc			26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,219		TowneBank			$18
726	e	Trico Bancshares			8
5,202	e	Trustco Bank Corp NY			39
2,902	e	Trustmark Corp			51
6,278	e	UCBH Holdings, Inc			14
1,859		UMB Financial Corp			95
3,609	e	Umpqua Holdings Corp			44
814	e	Union Bankshares Corp			12
2,423		UnionBanCal Corp			98
2,534	e	United Bankshares, Inc			58
2,128	e	United Community Banks, Inc			18
1,981	e	United Community Financial Corp			7
1,056		United Financial Bancorp, Inc			12
460	e	United Security Bancshares			7
792	e	Univest Corp of Pennsylvania			16
103,857		US Bancorp			2,897
7,834	e	Valley National Bancorp			124
690		ViewPoint Financial Group			10
7,937	e	W Holding Co, Inc			6
129,251		Wachovia Corp			2,007
5,275	e	Washington Federal, Inc			95
62,079	e	Washington Mutual, Inc			306
881	e	Washington Trust Bancorp, Inc			17
681	e*	Wauwatosa Holdings, Inc			7
3,232		Webster Financial Corp			60
197,654		Wells Fargo & Co			4,694
1,534	e	WesBanco, Inc			26
997		West Bancorporation, Inc			9
977	e	West Coast Bancorp			8
1,616	e	Westamerica Bancorporation			85
850	e*	Western Alliance Bancorp			7
44,300		Western Union Co			1,095
1,174		Westfield Financial, Inc			11
4,160	e	Whitney Holding Corp			76
4,204	e	Wilmington Trust Corp			111
980	e	Wilshire Bancorp, Inc			8
1,580	e	Wintrust Financial Corp			38
320		WSFS Financial Corp			14
709		Yadkin Valley Financial Corp			8
6,129	e	Zions Bancorporation			193

		TOTAL DEPOSITORY INSTITUTIONS			47,654

EATING AND DRINKING PLACES - 0.88%
1,322	*	AFC Enterprises			11
758	e*	BJ’s Restaurants, Inc			7
1,700	e	Bob Evans Farms, Inc			49
5,750		Brinker International, Inc			109
790	e*	Buffalo Wild Wings, Inc			20
4,224		Burger King Holdings, Inc			113
1,971	e*	California Pizza Kitchen, Inc			22
1,623		CBRL Group, Inc			40
1,296	*	CEC Entertainment, Inc			36
4,394	e*	Cheesecake Factory			70
1,977	*	Chipotle Mexican Grill, Inc (Class A)			163
3,658		CKE Restaurants, Inc			46
8,645		Darden Restaurants, Inc			276
6,036	e*	Denny’s Corp			17
1,061	e	DineEquity, Inc			40
2,437	e*	Domino’s Pizza, Inc			28
3,822	*	Jack in the Box, Inc			86
3,561	e*	Krispy Kreme Doughnuts, Inc			18
1,203	e	Landry’s Restaurants, Inc			22
67,743		McDonald’s Corp			3,808
1,720	e	O’Charleys, Inc			17
1,450	*	Papa John’s International, Inc			38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,702	e*	PF Chang’s China Bistro, Inc			$38
957	e*	Red Robin Gourmet Burgers, Inc			26
3,070	e	Ruby Tuesday, Inc			17
800	e*	Ruth’s Chris Steak House, Inc			4
3,411	e*	Sonic Corp			50
43,549	*	Starbucks Corp			685
1,689	e*	Steak N Shake Co			11
3,384	e*	Texas Roadhouse, Inc (Class A)			30
11,069	e	Tim Hortons, Inc			318
3,982	e	Triarc Cos (Class B)			25
4,706		Wendy’s International, Inc			128
28,548		Yum! Brands, Inc			1,002

		TOTAL EATING AND DRINKING PLACES			7,370

EDUCATIONAL SERVICES - 0.14%
663	*	American Public Education, Inc			26
8,104	*	Apollo Group, Inc (Class A)			359
5,356	e*	Career Education Corp			78
5,717	e*	Corinthian Colleges, Inc			66
3,674		DeVry, Inc			197
2,332	e*	ITT Educational Services, Inc			193
363	*	K12, Inc			8
522	*	Learning Tree International, Inc			9
887		Strayer Education, Inc			185
1,448	e*	Universal Technical Institute, Inc			18

		TOTAL EDUCATIONAL SERVICES			1,139

ELECTRIC, GAS, AND SANITARY SERVICES - 4.69%
40,402	*	AES Corp			776
4,796		AGL Resources, Inc			166
10,136		Allegheny Energy, Inc			508
1,693		Allete, Inc			71
6,598		Alliant Energy Corp			226
22,174	*	Allied Waste Industries, Inc			280
12,327		Ameren Corp			521
822	e	American Ecology Corp			24
23,900		American Electric Power Co, Inc			961
1,100	e	American States Water Co			38
3,788		American Water Works Co, Inc			84
8,126		Aqua America, Inc			130
24,847	*	Aquila, Inc			94
5,341		Atmos Energy Corp			147
3,100		Avista Corp			67
5,186	*	Beacon Power Corp			11
2,253		Black Hills Corp			72
1,013	e	California Water Service Group			33
21,176	*	Calpine Corp			478
1,195	*	Casella Waste Systems, Inc (Class A)			15
19,246		Centerpoint Energy, Inc			309
616		Central Vermont Public Service Corp			12
1,063	e	CH Energy Group, Inc			38
402		Chesapeake Utilities Corp			10
1,289	*	Clean Energy Fuels Corp			15
1,182	e*	Clean Harbors, Inc			84
3,305		Cleco Corp			77
13,685	e	CMS Energy Corp			204
518		Connecticut Water Service, Inc			12
16,257	e	Consolidated Edison, Inc			635
892	e	Consolidated Water Co, Inc			18
10,730		Constellation Energy Group, Inc			881
7,381	*	Covanta Holding Corp			197
2,304	e	Crosstex Energy, Inc			80
34,454		Dominion Resources, Inc			1,636
6,926	e	DPL, Inc			183
9,870		DTE Energy Co			419

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
75,673		Duke Energy Corp			$1,315
29,653	*	Dynegy, Inc (Class A)			254
19,521		Edison International			1,003
42,036		El Paso Corp			914
2,788	*	El Paso Electric Co			55
1,913		Empire District Electric Co			35
4,384		Energen Corp			342
9,486		Energy East Corp			234
1,700		EnergySolutions, Inc			38
453	e	EnergySouth, Inc			22
231	e*	EnerNOC, Inc			4
11,462		Entergy Corp			1,381
39,404		Exelon Corp			3,545
18,204		FirstEnergy Corp			1,499
24,461		FPL Group, Inc			1,604
5,249	e	Great Plains Energy, Inc			133
5,035	e	Hawaiian Electric Industries, Inc			125
2,843	e	Idacorp, Inc			82
4,488	e	Integrys Energy Group, Inc			228
2,892		ITC Holdings Corp			148
1,400	e	Laclede Group, Inc			57
11,115		MDU Resources Group, Inc			387
1,200	e	MGE Energy, Inc			39
813		Middlesex Water Co			13
12,403	e*	Mirant Corp			486
4,857	e	National Fuel Gas Co			289
2,774	e	New Jersey Resources Corp			91
2,750	e	Nicor, Inc			117
16,776		NiSource, Inc			301
9,442		Northeast Utilities			241
1,750	e	Northwest Natural Gas Co			81
2,408	e	NorthWestern Corp			61
14,114	*	NRG Energy, Inc			605
6,541		NSTAR			221
5,507		OGE Energy Corp			175
6,202		Oneok, Inc			303
1,079	e	Ormat Technologies, Inc			53
1,956	e	Otter Tail Corp			76
11,772		Pepco Holdings, Inc			302
20,894		PG&E Corp			829
936	e*	Pico Holdings, Inc			41
4,711		Piedmont Natural Gas Co, Inc			123
1,025	e*	Pike Electric Corp			17
6,239		Pinnacle West Capital Corp			192
4,786	*	Plug Power, Inc			11
4,199		PNM Resources, Inc			50
3,747		Portland General Electric Co			84
22,419		PPL Corp			1,172
15,370		Progress Energy, Inc			643
5,000	m,v*	Progress Energy, Inc			—	^
30,436		Public Service Enterprise Group, Inc			1,398
7,711		Puget Energy, Inc			185
10,373		Questar Corp			737
20,883	*	Reliant Energy, Inc			444
9,476		Republic Services, Inc			281
1,126	e	Resource America, Inc (Class A)			11
6,675		SCANA Corp			247
14,845		Sempra Energy			838
13,561		Sierra Pacific Resources			172
1,020	e	SJW Corp			27
1,884	e	South Jersey Industries, Inc			70
45,740		Southern Co			1,597
6,440	e	Southern Union Co			174
2,572		Southwest Gas Corp			77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,025	e	Southwest Water Co			$10
5,308	*	Stericycle, Inc			274
12,829	e	TECO Energy, Inc			276
6,491		UGI Corp			186
1,633	e	UIL Holdings Corp			48
2,373		Unisource Energy Corp			74
4,559	e	Vectren Corp			142
3,949	*	Waste Connections, Inc			126
1,458	e*	Waste Services, Inc			10
5,725		Westar Energy, Inc			123
3,019		WGL Holdings, Inc			105
34,975		Williams Cos, Inc			1,410
6,889		Wisconsin Energy Corp			312
24,349		Xcel Energy, Inc			489

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			39,376

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.57%
1,500	e*	Acme Packet, Inc			12
1,556	*	Actel Corp			26
2,435		Acuity Brands, Inc			117
7,209	e*	Adaptec, Inc			23
7,316	*	ADC Telecommunications, Inc			108
3,501		Adtran, Inc			83
2,343	*	Advanced Analogic Technologies, Inc			10
2,485	*	Advanced Battery Technologies, Inc			14
2,251	*	Advanced Energy Industries, Inc			31
36,301	e*	Advanced Micro Devices, Inc			212
18,306		Altera Corp			379
2,495	e*	American Superconductor Corp			89
6,334		Ametek, Inc			299
6,298	e*	Amkor Technology, Inc			66
10,491		Amphenol Corp (Class A)			471
3,097	e*	Anadigics, Inc			31
17,368		Analog Devices, Inc			552
52,765	*	Apple Computer, Inc			8,835
4,877	e*	Applied Micro Circuits Corp			42
760		Applied Signal Technology, Inc			10
8,272	*	Arris Group, Inc			70
3,325	e*	Atheros Communications, Inc			100
26,699	*	Atmel Corp			93
1,909	*	ATMI, Inc			53
12,022	e*	Avanex Corp			14
8,620	*	Avnet, Inc			235
3,547	e	AVX Corp			40
723	e*	AZZ, Inc			29
2,797	e	Baldor Electric Co			98
674		Bel Fuse, Inc (Class B)			17
4,279	*	Benchmark Electronics, Inc			70
782	e*	BigBand Networks, Inc			4
5,976	*	Bookham, Inc			10
30,579	*	Broadcom Corp (Class A)			835
8,642	*	Capstone Turbine Corp			36
1,663	e*	Ceradyne, Inc			57
1,230	*	Ceva, Inc			10
2,612	*	Checkpoint Systems, Inc			55
1,638	*	China Security & Surveillance Technology, Inc			22
5,374	e*	Ciena Corp			125
353,624	*	Cisco Systems, Inc			8,225
1,458	*	Comtech Telecommunications Corp			71
10,405		Cooper Industries Ltd (Class A)			411
457	*	CPI International, Inc			6
5,056	e*	Cree, Inc			115
2,100		CTS Corp			21
1,000		Cubic Corp			22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
9,243	e*	Cypress Semiconductor Corp			$229
1,921	e*	Diodes, Inc			53
3,020	*	Dolby Laboratories, Inc (Class A)			122
1,958	*	DSP Group, Inc			14
1,168	e*	DTS, Inc			37
9,761		Eaton Corp			829
2,545	e*	EchoStar Corp (Class A)			79
2,000	*	Electro Scientific Industries, Inc			28
4,389	*	Emcore Corp			27
956	*	EMS Technologies, Inc			21
3,310	*	Energizer Holdings, Inc			242
2,523	*	Energy Conversion Devices, Inc			186
1,650	*	EnerSys			56
5,831	e*	Evergreen Solar, Inc			57
2,444	e*	Exar Corp			18
7,886	*	Fairchild Semiconductor International, Inc			93
14,527	e*	Finisar Corp			17
2,673	*	First Solar, Inc			729
1,238	e	Franklin Electric Co, Inc			48
4,152	e*	FuelCell Energy, Inc			29
1,197	*	Globecomm Systems, Inc			10
6,150	*	GrafTech International Ltd			165
1,507	e*	Greatbatch, Inc			26
3,385	e	Harman International Industries, Inc			140
5,636	*	Harmonic, Inc			54
7,946		Harris Corp			401
1,540	e*	Harris Stratex Networks, Inc (Class A)			15
1,865	e*	Helen of Troy Ltd			30
6,021	e*	Hexcel Corp			116
1,175	*	Hittite Microwave Corp			42
44,376		Honeywell International, Inc			2,231
1,800	e*	Hutchinson Technology, Inc			24
1,976	e	Imation Corp			45
5,585	e*	Infinera Corp			49
10,231	*	Integrated Device Technology, Inc			102
342,831		Intel Corp			7,364
2,862	e*	InterDigital, Inc			70
4,573	*	International Rectifier Corp			88
7,468		Intersil Corp (Class A)			182
2,296	*	InterVoice, Inc			13
1,143	e*	IPG Photonics Corp			21
724	e*	iRobot Corp			10
1,636	*	IXYS Corp			20
4,077	e*	Jarden Corp			74
13,081	e*	JDS Uniphase Corp			149
6,007	e*	Kemet Corp			19
7,345		L-3 Communications Holdings, Inc			667
7,863	e*	Lattice Semiconductor Corp			25
2,443		Lincoln Electric Holdings, Inc			192
13,318		Linear Technology Corp			434
1,534	*	Littelfuse, Inc			48
732	*	Loral Space & Communications, Inc			13
1,293		LSI Industries, Inc			10
37,937	e*	LSI Logic Corp			233
29,029	*	Marvell Technology Group Ltd			513
3,108	*	Mattson Technology, Inc			15
1,111	*	Maxwell Technologies, Inc			12
1,334	e*	Medis Technologies Ltd			4
13,527	*	MEMC Electronic Materials, Inc			832
1,540	*	Mercury Computer Systems, Inc			12
2,500		Methode Electronics, Inc			26
2,455		Micrel, Inc			22
11,047	e	Microchip Technology, Inc			337
46,315	*	Micron Technology, Inc			278

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
4,543	e*	Microsemi Corp			$114
4,100	*	Microtune, Inc			14
3,290	*	Microvision, Inc			9
2,847	*	MIPS Technologies, Inc			11
8,407	e	Molex, Inc			205
1,571	*	Monolithic Power Systems, Inc			34
2,537	*	Moog, Inc (Class A)			95
134,951		Motorola, Inc			991
7,339	e*	MRV Communications, Inc			9
555	e*	Multi-Fineline Electronix, Inc			15
300	e	National Presto Industries, Inc			19
14,509		National Semiconductor Corp			298
20,564	*	NetApp, Inc			445
1,013	e*	Netlogic Microsystems, Inc			34
5,818	e*	Novellus Systems, Inc			123
265	*	NVE Corp			8
33,105	*	Nvidia Corp			620
3,460	e*	Omnivision Technologies, Inc			42
23,155	e*	ON Semiconductor Corp			212
1,210	*	Oplink Communications, Inc			12
1,144	e*	OpNext, Inc			6
869	*	OSI Systems, Inc			19
1,250		Park Electrochemical Corp			30
1,392	*	Parkervision, Inc			14
1,447	*	Pericom Semiconductor Corp			22
2,260	*	Photronics, Inc			16
2,609		Plantronics, Inc			58
2,538	*	Plexus Corp			70
1,628	e*	PLX Technology, Inc			12
13,218	e*	PMC - Sierra, Inc			101
5,444	*	Polycom, Inc			133
1,311	e*	Polypore International, Inc			33
458	*	Powell Industries, Inc			23
1,806	*	Power Integrations, Inc			57
4,438	e*	Power-One, Inc			8
7,309	e*	Powerwave Technologies, Inc			31
7,796	e*	QLogic Corp			114
96,874		Qualcomm, Inc			4,298
4,326	*	Quantum Fuel Systems Technologies Worldwide, Inc			13
8,217		RadioShack Corp			101
1,147	*	Radyne Corp			13
6,183	e*	Rambus, Inc			118
1,083	e	Raven Industries, Inc			36
1,983		Regal-Beloit Corp			84
14,875	e*	RF Micro Devices, Inc			43
1,100	*	Rogers Corp			41
782	*	Rubicon Technology, Inc			16
32,531	*	Sanmina-SCI Corp			42
1,867	e*	Seachange International, Inc			13
4,166	*	Semtech Corp			59
2,605	*	ShoreTel, Inc			12
5,145	*	Silicon Image, Inc			37
2,921	*	Silicon Laboratories, Inc			105
5,900	*	Silicon Storage Technology, Inc			16
90,524	e*	Sirius Satellite Radio, Inc			174
10,341	e*	Skyworks Solutions, Inc			102
3,071	e*	Smart Modular Technologies WWH, Inc			12
5,639	e*	Spansion, Inc (Class A)			13
2,490	e*	Spectrum Brands, Inc			6
1,279	e*	Standard Microsystems Corp			35
1,793	e*	Starent Networks Corp			23
898	*	Stoneridge, Inc			15
2,414	e*	Sunpower Corp (Class A)			174
745	e*	Supertex, Inc			17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
12,134	*	Sycamore Networks, Inc			$39
2,907	e*	Symmetricom, Inc			11
1,530	e*	Synaptics, Inc			58
1,192	*	Synthesis Energy Systems, Inc			11
2,804		Technitrol, Inc			48
913	e*	Techwell, Inc			11
3,400	e*	Tekelec			50
2,403		Teleflex, Inc			134
23,240	e*	Tellabs, Inc			108
2,944	*	Tessera Technologies, Inc			48
79,296		Texas Instruments, Inc			2,233
3,556	*	Thomas & Betts Corp			135
735	*	Transmeta Corp			10
3,408	*	Trident Microsystems, Inc			12
9,492	*	Triquint Semiconductor, Inc			58
2,833	*	TTM Technologies, Inc			37
28,609		Tyco Electronics Ltd			1,025
1,167	*	Ultra Clean Holdings			9
755	*	Ultralife Corp			8
1,466	e*	Universal Display Corp			18
1,000	e*	Universal Electronics, Inc			21
3,575	*	US Geothermal, Inc			11
7,742	e*	Utstarcom, Inc			42
3,056	*	Valence Technology, Inc			14
4,543	*	Varian Semiconductor Equipment Associates, Inc			158
1,399	*	Viasat, Inc			28
1,471	e	Vicor Corp			15
10,877	*	Vishay Intertechnology, Inc			97
1,011	e*	Volterra Semiconductor Corp			17
4,543		Whirlpool Corp			280
16,723		Xilinx, Inc			422
1,635	e*	Zoltek Cos, Inc			40
3,150	*	Zoran Corp			37

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			55,221

ENGINEERING AND MANAGEMENT SERVICES - 1.10%
1,230	*	Advisory Board Co			48
6,059	*	Aecom Technology Corp			197
609	*	Affymax, Inc			10
8,040	e*	Amylin Pharmaceuticals, Inc			204
4,841	*	Applera Corp			55
4,682	e*	Ariad Pharmaceuticals, Inc			11
900	e	CDI Corp			23
26,088	*	Celgene Corp			1,666
1,103	*	China Architectural Engineering, Inc			11
1,080	e*	comScore, Inc			24
758	e*	Cornell Cos, Inc			18
2,117		Corporate Executive Board Co			89
717	e*	CRA International, Inc			26
3,622	*	CV Therapeutics, Inc			30
3,370	*	Dyax Corp			10
3,090	*	eResearch Technology, Inc			54
5,381	e*	Exelixis, Inc			27
1,100	*	Exponent, Inc			35
5,276		Fluor Corp			982
2,145	*	Furmanite Corp			17
3,642	*	Genpact Ltd			54
3,225	*	Gen-Probe, Inc			153
1,326	*	Greenfield Online, Inc			20
5,826	*	Hewitt Associates, Inc (Class A)			223
1,422	*	Hill International, Inc			23
1,113	e*	Huron Consulting Group, Inc			50
4,807	e*	Incyte Corp			37
5,385	e*	Isis Pharmaceuticals, Inc			73
7,281	*	Jacobs Engineering Group, Inc			588

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
10,330		KBR, Inc			$361
798	*	Kendle International, Inc			29
584	e	Landauer, Inc			33
1,549	*	LECG Corp			14
5,020	*	Lexicon Pharmaceuticals, Inc			8
1,864	e*	Luminex Corp			38
1,221		MAXIMUS, Inc			43
2,143	e*	Maxygen, Inc			7
13,624	*	McDermott International, Inc			843
445	*	Michael Baker Corp			10
11,799	e	Moody’s Corp			406
2,554	e*	Myriad Genetics, Inc			116
2,873	*	Navigant Consulting, Inc			56
1,729	*	Omnicell, Inc			23
19,118		Paychex, Inc			598
1,234	*	PharmaNet Development Group, Inc			19
906	*	PRG-Schultz International, Inc			9
9,156	e	Quest Diagnostics, Inc			444
3,876	*	Regeneron Pharmaceuticals, Inc			56
8,827	e*	Rentech, Inc			17
1,803	*	Repligen Corp			9
3,058		Resources Connection, Inc			62
2,187	e*	Rigel Pharmaceuticals, Inc			50
3,216	*	RTI Biologics, Inc			28
10,338	e*	SAIC, Inc			215
2,157	*	Sangamo Biosciences, Inc			21
3,562	e*	Savient Pharmaceuticals, Inc			90
3,653	e*	Seattle Genetics, Inc			31
2,710	*	Sequenom, Inc			43
4,929	*	Shaw Group, Inc			305
507	*	Stanley, Inc			17
1,956	e*	Symyx Technologies, Inc			14
692	e*	Tejon Ranch Co			25
3,591	e*	Tetra Tech, Inc			81
4,873	*	URS Corp			204
2,654		Watson Wyatt & Co Holdings (Class A)			140

		TOTAL ENGINEERING AND MANAGEMENT SERVICES			9,223

FABRICATED METAL PRODUCTS - 0.56%
1,788	e*	Alliant Techsystems, Inc			182
532	e	Ameron International Corp			64
4,075		Aptargroup, Inc			171
5,844		Ball Corp			279
1,700	*	Chart Industries, Inc			83
1,064	e	CIRCOR International, Inc			52
6,833		Commercial Metals Co			258
1,343	*	Commercial Vehicle Group, Inc			12
3,158		Crane Co			122
9,561	*	Crown Holdings, Inc			248
757	e	Dynamic Materials Corp			25
1,746	e*	Griffon Corp			15
727		Gulf Island Fabrication, Inc			36
27,651		Illinois Tool Works, Inc			1,314
916		Insteel Industries, Inc			17
904	*	Ladish Co, Inc			19
2,280	e*	Mobile Mini, Inc			46
6,723	e	Mueller Water Products, Inc (Class A)			54
1,321	e*	NCI Building Systems, Inc			48
10,036		Parker Hannifin Corp			716
509	*	Park-Ohio Holdings Corp			7
6,093	e	Pentair, Inc			213
2,169		Quanex Building Products Corp			32
1,422		Silgan Holdings, Inc			72
2,152	e	Simpson Manufacturing Co, Inc			51
1,859	e*	Smith & Wesson Holding Corp			10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
3,446		Snap-On, Inc			$179
4,479		Stanley Works			201
685	e	Sun Hydraulics Corp			22
3,948	e*	Taser International, Inc			20
809	*	Trimas Corp			5
1,173	e	Valmont Industries, Inc			122
1,666	e	Watts Water Technologies, Inc (Class A)			41

		TOTAL FABRICATED METAL PRODUCTS			4,736

FOOD AND KINDRED PRODUCTS - 3.62%
1,200	*	AgFeed Industries, Inc			18
42,778		Anheuser-Busch Cos, Inc			2,657
38,714		Archer Daniels Midland Co			1,307
1,189		B&G Foods, Inc (Class A)			11
700	e*	Boston Beer Co, Inc (Class A)			28
7,250		Bunge Ltd			781
13,051		Campbell Soup Co			437
263	e	Coca-Cola Bottling Co Consolidated			10
139,019		Coca-Cola Co			7,226
18,511		Coca-Cola Enterprises, Inc			320
29,200		ConAgra Foods, Inc			563
11,059	*	Constellation Brands, Inc (Class A)			220
4,559		Corn Products International, Inc			224
4,436	*	Darling International, Inc			73
11,854		Del Monte Foods Co			84
958		Diamond Foods, Inc			22
14,869	*	Dr Pepper Snapple Group, Inc			312
629	e	Farmer Bros Co			13
4,771		Flowers Foods, Inc			135
19,729		General Mills, Inc			1,199
18,867		H.J. Heinz Co			903
4,344	e*	Hansen Natural Corp			125
9,196	e	Hershey Co			301
4,077		Hormel Foods Corp			141
740	e	Imperial Sugar Co			12
800		J&J Snack Foods Corp			22
3,519		J.M. Smucker Co			143
14,537		Kellogg Co			698
90,735		Kraft Foods, Inc (Class A)			2,581
975	e	Lancaster Colony Corp			30
1,746	e	Lance, Inc			33
686	e*	M&F Worldwide Corp			27
6,725		McCormick & Co, Inc			240
6,910		Molson Coors Brewing Co (Class B)			375
621		National Beverage Corp			5
1,110	*	Omega Protein Corp			17
919	e*	Peet’s Coffee & Tea, Inc			18
680		Penford Corp			10
8,468		Pepsi Bottling Group, Inc			236
3,834		PepsiAmericas, Inc			76
94,931		PepsiCo, Inc			6,037
1,622	e*	Ralcorp Holdings, Inc			80
1,066	e	Reddy Ice Holdings, Inc			15
10,079	e	Reynolds American, Inc			470
1,203	e	Sanderson Farms, Inc			42
42,253		Sara Lee Corp			518
3,778	*	Smart Balance, Inc			27
6,686	e*	Smithfield Foods, Inc			133
1,888	e	Tootsie Roll Industries, Inc			47
2,025	*	TreeHouse Foods, Inc			49
16,487		Tyson Foods, Inc (Class A)			246
14,249		Wrigley (Wm.) Jr Co			1,108

		TOTAL FOOD AND KINDRED PRODUCTS			30,405

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
FOOD STORES - 0.34%
97	e	Arden Group, Inc (Class A)			$12
2,122	*	Great Atlantic & Pacific Tea Co, Inc			49
700	e	Ingles Markets, Inc (Class A)			16
39,540		Kroger Co			1,142
1,733	e*	Panera Bread Co (Class A)			80
1,414	e*	Pantry, Inc			15
2,557		Ruddick Corp			88
26,305		Safeway, Inc			751
12,857	*	Supervalu, Inc			397
212		Village Super Market (Class A)			8
611		Weis Markets, Inc			20
8,399	e	Whole Foods Market, Inc			199
3,211	*	Winn-Dixie Stores, Inc			51

		TOTAL FOOD STORES			2,828

FORESTRY - 0.10%
4,673		Rayonier, Inc			198
12,650		Weyerhaeuser Co			647

		TOTAL FORESTRY			845

FURNITURE AND FIXTURES - 0.24%
1,625	e	Ethan Allen Interiors, Inc			40
2,907	e	Furniture Brands International, Inc			39
3,277	e	Herman Miller, Inc			81
3,482	e	Hill-Rom Holdings, Inc			94
2,905		HNI Corp			51
680	e	Hooker Furniture Corp			12
3,257		Interface, Inc (Class A)			41
35,619		Johnson Controls, Inc			1,021
1,737		Kimball International, Inc (Class B)			14
3,352	e	La-Z-Boy, Inc			26
9,964	e	Leggett & Platt, Inc			167
21,660		Masco Corp			341
2,732	e	Sealy Corp			16
4,232	e	Tempur-Pedic International, Inc			33

		TOTAL FURNITURE AND FIXTURES			1,976

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
15,493	e*	Bed Bath & Beyond, Inc			435
10,474	e	Circuit City Stores, Inc			30
9,625	*	GameStop Corp (Class A)			389
1,232	e	Haverty Furniture Cos, Inc			12
750	*	hhgregg, Inc			8
2,965		Knoll, Inc			36
3,326	e*	Mohawk Industries, Inc			213
6,020	e*	Pier 1 Imports, Inc			21
3,734	e	Steelcase, Inc (Class A)			38
1,789		Tuesday Morning Corp			7
5,558	e	Williams-Sonoma, Inc			110

		TOTAL FURNITURE AND HOME FURNISHINGS STORES			1,299

GENERAL BUILDING CONTRACTORS - 0.19%
115	e	Amrep Corp			6
310	e*	Avatar Holdings, Inc			9
2,556	e	Beazer Homes USA, Inc			14
485	e	Brookfield Homes Corp			6
379	*	Cavco Industries, Inc			12
7,355	e	Centex Corp			98
19,198	e	DR Horton, Inc			208
2,297	e*	Hovnanian Enterprises, Inc (Class A)			13
4,706	e	KB Home			80
8,304	e	Lennar Corp (Class A)			102

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
862	e	M/I Homes, Inc			$14
1,316	e	McGrath RentCorp			32
2,061	e	MDC Holdings, Inc			81
1,472	e*	Meritage Homes Corp			22
239	e*	NVR, Inc			120
1,250	e*	Palm Harbor Homes, Inc			7
1,625	e*	Perini Corp			54
13,220	e	Pulte Homes, Inc			127
2,630	e	Ryland Group, Inc			57
4,272	e	Standard-Pacific Corp			14
1,110	e*	Team, Inc			38
7,726	e*	Toll Brothers, Inc			145
3,122		Walter Industries, Inc			340

		TOTAL GENERAL BUILDING CONTRACTORS			1,599

GENERAL MERCHANDISE STORES - 1.67%
2,874	e*	99 Cents Only Stores			19
4,889	e*	Big Lots, Inc			153
3,414	*	BJ’s Wholesale Club, Inc			132
3,355		Casey’s General Stores, Inc			78
481	e*	Conn’s, Inc			8
25,929		Costco Wholesale Corp			1,819
3,877	e	Dillard’s, Inc (Class A)			45
8,128		Family Dollar Stores, Inc			162
2,720	e	Fred’s, Inc			30
13,005		JC Penney Co, Inc			472
25,210		Macy’s, Inc			490
1,292	e*	Retail Ventures, Inc			6
8,388	e*	Saks, Inc			92
1,757	e	Stein Mart, Inc			8
47,203		Target Corp			2,194
25,430		TJX Cos, Inc			800
134,289		Wal-Mart Stores, Inc			7,547

		TOTAL GENERAL MERCHANDISE STORES			14,055

HEALTH SERVICES - 1.17%
839	*	Alliance Imaging, Inc			7
380	*	Almost Family, Inc			10
1,533	e*	Amedisys, Inc			77
9,640		AmerisourceBergen Corp			386
1,984	*	Amsurg Corp			48
2,667	*	Apria Healthcare Group, Inc			52
3,714	*	Assisted Living Concepts, Inc (A Shares)			20
535	e*	Bio-Reference Labs, Inc			12
2,436	e	Brookdale Senior Living, Inc			50
16,816		Cigna Corp			595
5,854	*	Community Health Systems, Inc			193
750	*	Corvel Corp			25
3,663	*	Covance, Inc			315
9,077	*	Coventry Health Care, Inc			276
2,321	e*	Cross Country Healthcare, Inc			34
1,413	e*	CryoLife, Inc			16
6,269	*	DaVita, Inc			333
3,284	*	Edwards Lifesciences Corp			204
1,474	e*	eHealth, Inc			26
1,185	e*	Emeritus Corp			17
1,864	*	Enzo Biochem, Inc			21
12,681	*	Express Scripts, Inc			795
1,875	*	Five Star Quality Care, Inc			9
810	e*	Genomic Health, Inc			16
499	*	Genoptix, Inc			16
1,497	e*	Gentiva Health Services, Inc			29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
14,183	e*	Health Management Associates, Inc (Class A)			$92
4,400	*	Healthsouth Corp			73
2,237	e*	Healthways, Inc			66
3,543	e*	Immunomedics, Inc			8
1,779	*	Kindred Healthcare, Inc			51
6,595	*	Laboratory Corp of America Holdings			459
735	*	LHC Group, Inc			17
529	*	Life Sciences Research, Inc			15
3,256	e*	LifePoint Hospitals, Inc			92
4,205	*	Lincare Holdings, Inc			119
2,396	*	Magellan Health Services, Inc			89
16,473		McKesson Corp			921
955	*	Medcath Corp			17
30,325	*	Medco Health Solutions, Inc			1,431
506	e	National Healthcare Corp			23
5,807	e*	Nektar Therapeutics			20
1,311	e*	Nighthawk Radiology Holdings, Inc			9
2,544	*	Odyssey HealthCare, Inc			25
6,371	e	Omnicare, Inc			167
2,831	*	Pediatrix Medical Group, Inc			139
6,389		Pharmaceutical Product Development, Inc			274
3,409	e*	Psychiatric Solutions, Inc			129
1,200	*	RehabCare Group, Inc			19
1,374	e*	Skilled Healthcare Group, Inc (Class A)			19
939	e*	Stereotaxis, Inc			5
2,651	*	Sun Healthcare Group, Inc			36
2,773	e*	Sunrise Senior Living, Inc			62
30,068	e*	Tenet Healthcare Corp			167
2,659		Universal Health Services, Inc (Class B)			168
701	*	US Physical Therapy, Inc			12
31,485	*	WellPoint, Inc			1,501

		TOTAL HEALTH SERVICES			9,807

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
1,314	e*	Comverge, Inc			18
8,622	*	Foster Wheeler Ltd			631
2,028	e	Granite Construction, Inc			64
2,403		Great Lakes Dredge & Dock Corp			15
1,545	*	Matrix Service Co			36
1,298	*	Orion Marine Group, Inc			18
701	*	Sterling Construction Co, Inc			14

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING			796

HOLDING AND OTHER INVESTMENT OFFICES - 2.47%
2,039	e	Acadia Realty Trust			47
2,448	*	Affiliated Managers Group, Inc			220
505		Agree Realty Corp			11
123	e*	Alexander’s, Inc			38
1,923		Alexandria Real Estate Equities, Inc			187
9,073	e	Allied Capital Corp			126
5,664		AMB Property Corp			285
1,967	*	American Apparel, Inc			13
2,384	e	American Campus Communities, Inc			66
580		American Capital Agency Corp			10
31,591		Annaly Mortgage Management, Inc			490
3,218	e	Anthracite Capital, Inc			23
4,874		Anworth Mortgage Asset Corp			32
5,498	e	Apartment Investment & Management Co (Class A)			187
8,509	e	Apollo Investment Corp			122
850	e	Arbor Realty Trust, Inc			8
6,591	e	Ashford Hospitality Trust, Inc			30
936		Associated Estates Realty Corp			10
4,610	e	AvalonBay Communities, Inc			411
4,502	e	BioMed Realty Trust, Inc			110
6,864	e	Boston Properties, Inc			619

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
5,335		Brandywine Realty Trust			$84
2,874	e	BRE Properties, Inc (Class A)			124
3,175	e	Camden Property Trust			141
2,642	e	Capital Lease Funding, Inc			20
190	e	Capital Southwest Corp			20
800	e	Capital Trust, Inc (Class A)			15
3,196		Capstead Mortgage Corp			35
806		Care Investment Trust, Inc			8
3,981	e	CBL & Associates Properties, Inc			91
2,712		Cedar Shopping Centers, Inc			32
442	e	Cherokee, Inc			9
2,945	e	Colonial Properties Trust			59
2,299	e	Corporate Office Properties Trust			79
2,443		Cousins Properties, Inc			56
1,102		Danvers Bancorp, Inc			12
10,500	e	DCT Industrial Trust, Inc			87
7,395		Developers Diversified Realty Corp			257
5,943		DiamondRock Hospitality Co			65
3,961	e	Digital Realty Trust, Inc			162
7,265		Douglas Emmett, Inc			160
8,949		Duke Realty Corp			201
1,377		EastGroup Properties, Inc			59
1,200		Education Realty Trust, Inc			14
1,723	e	Entertainment Properties Trust			85
1,227	e	Equity Lifestyle Properties, Inc			54
2,074	e	Equity One, Inc			43
16,363		Equity Residential			626
1,493	e	Essex Property Trust, Inc			159
4,748	e	Extra Space Storage, Inc			73
3,517		Federal Realty Investment Trust			243
3,926		FelCor Lodging Trust, Inc			41
2,899	e	First Industrial Realty Trust, Inc			80
1,470	e	First Potomac Realty Trust			22
3,189	e	Franklin Street Properties Corp			40
9,089	e	Friedman Billings Ramsey Group, Inc (Class A)			14
13,319	e	General Growth Properties, Inc			467
1,193	e	Getty Realty Corp			17
1,256	e	Gladstone Capital Corp			19
1,326		Gladstone Investment Corp			9
2,171	e	Glimcher Realty Trust			24
2,128		Gramercy Capital Corp			25
1,395	*	Harris & Harris Group, Inc			8
692		Hatteras Financial Corp			16
14,057	e	HCP, Inc			447
5,255		Health Care REIT, Inc			234
3,212		Healthcare Realty Trust, Inc			76
2,467		Hersha Hospitality Trust			19
3,247		Highwoods Properties, Inc			102
2,378	e*	Hilltop Holdings, Inc			25
1,915		Home Properties, Inc			92
5,735		Hospitality Properties Trust			140
31,262		Host Marriott Corp			427
13,475		HRPT Properties Trust			91
3,013	e	Inland Real Estate Corp			43
3,315		Investors Real Estate Trust			32
43,852	e	iShares Russell 3000 Index Fund			3,284
7,812	e	iStar Financial, Inc			103
1,655	e	JER Investors Trust, Inc			10
2,062	e	Kilroy Realty Corp			97
13,130	e	Kimco Realty Corp			453
1,900		Kite Realty Group Trust			24
2,579	e	LaSalle Hotel Properties			65
4,101	e	Lexington Corporate Properties Trust			56
5,546	e	Liberty Property Trust			184

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,314		LTC Properties, Inc			$34
4,379		Macerich Co			272
3,822		Mack-Cali Realty Corp			131
2,313	e	Maguire Properties, Inc			28
3,989	e	Medical Properties Trust, Inc			40
2,802	*	Meruelo Maddux Properties, Inc			6
9,085		MFA Mortgage Investments, Inc			59
1,526		Mid-America Apartment Communities, Inc			78
1,230	e	Mission West Properties, Inc			13
1,507		MVC Capital, Inc			21
1,400		National Health Investors, Inc			40
4,344		National Retail Properties, Inc			91
5,757		Nationwide Health Properties, Inc			181
2,523	e	Newcastle Investment Corp			18
3,513	e	NorthStar Realty Finance Corp			29
4,121		Omega Healthcare Investors, Inc			69
946		Parkway Properties, Inc			32
1,209	e	PennantPark Investment Corp			9
1,975	e	Pennsylvania Real Estate Investment Trust			46
10,243	e	Plum Creek Timber Co, Inc			437
2,677	e	Post Properties, Inc			80
2,494		Potlatch Corp			113
15,609		Prologis			848
1,216	e	Prospect Capital Corp			16
1,073		PS Business Parks, Inc			55
7,576		Public Storage, Inc			612
3,865	e	RAIT Investment Trust			29
992		Ramco-Gershenson Properties			20
6,195	e	Realty Income Corp			141
1,965	e	Redwood Trust, Inc			45
4,304		Regency Centers Corp			254
1,355	e	Resource Capital Corp			10
700		Saul Centers, Inc			33
5,554	e	Senior Housing Properties Trust			108
13,356		Simon Property Group, Inc			1,201
3,495		SL Green Realty Corp			289
1,302		Sovran Self Storage, Inc			54
4,727	e	Strategic Hotels & Resorts, Inc			44
1,069	e	Sun Communities, Inc			19
3,711		Sunstone Hotel Investors, Inc			62
1,844	e	Tanger Factory Outlet Centers, Inc			66
3,299	e	Taubman Centers, Inc			160
7,650	e	UDR, Inc			171
1,095	e	Universal Health Realty Income Trust			33
1,407	e	Urstadt Biddle Properties, Inc (Class A)			21
3,042	e	U-Store-It Trust			36
8,032		Ventas, Inc			342
17,912		Virgin Media, Inc			244
8,053		Vornado Realty Trust			709
3,890		WABCO Holdings, Inc			181
2,850	e	Washington Real Estate Investment Trust			86
4,713	e	Weingarten Realty Investors			143
3,480		Winthrop Realty Trust			12

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			20,775

HOTELS AND OTHER LODGING PLACES - 0.28%
1,418	e	Ameristar Casinos, Inc			20
1,131	e*	Bluegreen Corp			7
2,948	e	Boyd Gaming Corp			37
2,103	e	Choice Hotels International, Inc			56
2,696	e*	Gaylord Entertainment Co			65
1,718	e*	Great Wolf Resorts, Inc			7
1,142	e*	Isle of Capri Casinos, Inc			5
6,384	e*	Las Vegas Sands Corp			303
920	*	Lodgian, Inc			7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,242		Marcus Corp			$19
17,698		Marriott International, Inc (Class A)			464
7,333	e*	MGM Mirage			248
604	e*	Monarch Casino & Resort, Inc			7
1,158	e*	Morgans Hotel Group Co			12
2,588	e	Orient-Express Hotels Ltd (Class A)			112
566	e*	Riviera Holdings Corp			6
11,255		Starwood Hotels & Resorts Worldwide, Inc			451
1,755	e*	Vail Resorts, Inc			75
10,591		Wyndham Worldwide Corp			190
3,685	e	Wynn Resorts Ltd			300

		TOTAL HOTELS AND OTHER LODGING PLACES			2,391

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.87%
1,591	*	3PAR, Inc			12
1,014	e	Aaon, Inc			20
3,594	e	Actuant Corp (Class A)			113
5,607	*	AGCO Corp			294
374		Alamo Group, Inc			8
1,703	e	Albany International Corp (Class A)			49
1,534	*	Allis-Chalmers Energy, Inc			27
1,557	*	Altra Holdings, Inc			26
475		Ampco-Pittsburgh Corp			21
80,994		Applied Materials, Inc			1,546
1,200	e*	Astec Industries, Inc			39
3,264	e*	Asyst Technologies, Inc			12
1,475	*	AuthenTec, Inc			15
7,081	*	Axcelis Technologies, Inc			35
3,639	e	Black & Decker Corp			209
981		Black Box Corp			27
2,004	*	Blount International, Inc			23
525	*	Bolt Technology Corp			12
3,023	e	Briggs & Stratton Corp			38
22,509	*	Brocade Communications Systems, Inc			185
4,418	*	Brooks Automation, Inc			37
4,588		Bucyrus International, Inc (Class A)			335
3,800	e	Carlisle Cos, Inc			110
674	e	Cascade Corp			29
36,811		Caterpillar, Inc			2,717
5,277	e*	Cirrus Logic, Inc			29
1,273	*	Colfax Corp			32
1,162	*	Columbus McKinnon Corp			28
1,943	*	Cray, Inc			9
12,159		Cummins, Inc			797
2,836		Curtiss-Wright Corp			127
1,601	e*	Cymer, Inc			43
25,796		Deere & Co			1,861
108,867	*	Dell, Inc			2,382
4,008		Diebold, Inc			143
4,685		Donaldson Co, Inc			209
11,333		Dover Corp			548
5,247	*	Dresser-Rand Group, Inc			205
1,850	*	Dril-Quip, Inc			117
3,700	*	Electronics for Imaging, Inc			54
123,723	*	EMC Corp			1,817
5,455	*	Emulex Corp			64
2,145	*	Ener1, Inc			16
1,595	e*	ENGlobal Corp			23
1,375	e*	EnPro Industries, Inc			51
6,075	*	Entegris, Inc			40
7,347	e*	Extreme Networks, Inc			21
1,124	e*	Flotek Industries, Inc			23
2,307	e*	Flow International Corp			18
3,416		Flowserve Corp			467
7,710	*	FMC Technologies, Inc			593

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
1,063	e*	Fuel Tech, Inc			$19
3,135	*	Gardner Denver, Inc			178
673	e*	Gehl Co			10
596,550		General Electric Co			15,922
1,051	e	Gorman-Rupp Co			42
3,828	e	Graco, Inc			146
302		Graham Corp			22
147,429		Hewlett-Packard Co			6,518
334	e*	Hurco Cos, Inc			10
5,144		IDEX Corp			189
1,615	e*	Immersion Corp			11
18,748		Ingersoll-Rand Co Ltd (Class A)			702
3,395	e*	Intermec, Inc			72
82,019		International Business Machines Corp			9,722
18,524		International Game Technology			463
1,163	*	Intevac, Inc			13
10,871		ITT Industries, Inc			688
12,353		Jabil Circuit, Inc			203
6,491		Joy Global, Inc			492
993	*	Kadant, Inc			22
1,655	e	Kaydon Corp			85
4,804		Kennametal, Inc			156
338	*	Key Technology, Inc			11
3,600	e*	Kulicke & Soffa Industries, Inc			26
7,466	*	Lam Research Corp			270
2,798		Lennox International, Inc			81
5,795	*	Lexmark International, Inc (Class A)			194
700	e	Lindsay Manufacturing Co			59
949		Lufkin Industries, Inc			79
7,596		Manitowoc Co, Inc			247
901		Met-Pro Corp			12
5,098	*	Micros Systems, Inc			155
860	e*	Middleby Corp			38
2,342	e	Modine Manufacturing Co			29
381		Nacco Industries, Inc (Class A)			28
1,196	e*	NATCO Group, Inc (Class A)			65
714	*	Natural Gas Services Group, Inc			22
2,372	*	Netezza Corp			27
2,164	*	Netgear, Inc			30
939		NN, Inc			13
2,012		Nordson Corp			147
2,961	*	Oil States International, Inc			188
7,346		Pall Corp			291
6,172	e	Palm, Inc			33
381	*	Peerless Manufacturing Co			18
12,525	e*	Quantum Corp			17
1,782	*	Rackable Systems, Inc			24
1,335	*	RBC Bearings, Inc			44
630	e*	Rimage Corp			8
3,346	e*	Riverbed Technology, Inc			46
1,676		Robbins & Myers, Inc			84
8,779		Rockwell Automation, Inc			384
7,798	e*	Safeguard Scientifics, Inc			10
13,457	*	SanDisk Corp			252
744	e	Sauer-Danfoss, Inc			23
1,742	e*	Scansource, Inc			47
3,970	e*	Scientific Games Corp (Class A)			118
16,448	m,v*	Seagate Technology			—	^
29,023		Seagate Technology, Inc			555
1,100	e*	Semitool, Inc			8
1,525	e*	Sigma Designs, Inc			21
3,183		SPX Corp			419
800		Standex International Corp			17
1,945	e*	STEC, Inc			20
1,355	*	Super Micro Computer, Inc			10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
746	*	T-3 Energy Services, Inc			$59
1,000	*	Tecumseh Products Co (Class A)			33
1,200	e	Tennant Co			36
11,006	*	Teradata Corp			255
6,000	*	Terex Corp			308
819	*	Thermadyne Holdings Corp			12
4,954		Timken Co			163
2,458	e	Toro Co			82
881	e*	TurboChef Technologies, Inc			4
562	e	Twin Disc, Inc			12
1,608	*	Ultratech, Inc			25
7,525	*	Varian Medical Systems, Inc			390
3,790	e*	VeriFone Holdings, Inc			45
1,482	e	Watsco, Inc			62
13,173	*	Western Digital Corp			455
3,508		Woodward Governor Co			125
3,893	*	Zebra Technologies Corp (Class A)			127

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			57,704

INSTRUMENTS AND RELATED PRODUCTS - 5.01%
1,214	e*	Abaxis, Inc			29
1,811	e*	Abiomed, Inc			32
2,205	e*	Accuray, Inc			16
3,633	e*	Advanced Medical Optics, Inc			68
4,200	*	Affymetrix, Inc			43
21,855	*	Agilent Technologies, Inc			777
3,618	e*	Align Technology, Inc			38
18,254		Allergan, Inc			950
4,631	e*	American Medical Systems Holdings, Inc			69
543	e	American Science & Engineering, Inc			28
928		Analogic Corp			59
1,600	*	Anaren, Inc			17
1,310	*	Angiodynamics, Inc			18
10,226		Applied Biosystems, Inc			342
600	e*	Argon ST, Inc			15
1,690	e*	Arthrocare Corp			69
86		Atrion Corp			8
520	*	Axsys Technologies, Inc			27
742	e	Badger Meter, Inc			37
6,033		Bard (C.R.), Inc			531
37,544		Baxter International, Inc			2,401
3,852		Beckman Coulter, Inc			260
14,682		Becton Dickinson & Co			1,194
1,200	*	Bio-Rad Laboratories, Inc (Class A)			97
89,582	*	Boston Scientific Corp			1,101
3,369	*	Bruker BioSciences Corp			43
711	e*	Cantel Medical Corp			7
1,175	*	Cardiac Science Corp			10
3,392	e*	Cepheid, Inc			95
1,426	*	Coherent, Inc			43
1,500	e	Cohu, Inc			22
1,940	*	Conmed Corp			52
2,715	e	Cooper Cos, Inc			101
29,737		Covidien Ltd			1,424
1,543	e*	Cyberonics, Inc			33
475	e*	Cynosure, Inc (Class A)			9
15,041		Danaher Corp			1,163
800		Datascope Corp			38
8,898		Dentsply International, Inc			327
2,984	*	Depomed, Inc			10
1,556	*	DexCom, Inc			9
1,228	*	Dionex Corp			82
2,562	e	DRS Technologies, Inc			202
215	*	DXP Enterprises, Inc			9
462	*	Eagle Test Systems, Inc			5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
17,610	e	Eastman Kodak Co			$254
46,731		Emerson Electric Co			2,311
1,718	e*	ESCO Technologies, Inc			81
1,694	*	Esterline Technologies Corp			83
4,213	e*	ev3, Inc			40
408	*	Exactech, Inc			10
833	*	Excel Technology, Inc			19
910	e*	FARO Technologies, Inc			23
2,156	e*	FEI Co			49
8,364	e*	Flir Systems, Inc			339
2,946	e*	Formfactor, Inc			54
2,463	e*	Fossil, Inc			72
7,668	e	Garmin Ltd			328
1,543	*	Haemonetics Corp			86
1,363	*	Hanger Orthopedic Group, Inc			22
807	*	Herley Industries, Inc			11
3,482		Hillenbrand, Inc			75
15,329	e*	Hologic, Inc			334
919	*	ICU Medical, Inc			21
1,260	e*	I-Flow Corp			13
1,400	e*	II-VI, Inc			49
3,393	e*	Illumina, Inc			296
1,078	*	Insulet Corp			17
1,332	e*	Integra LifeSciences Holdings Corp			59
2,315	*	Intuitive Surgical, Inc			624
2,044	e	Invacare Corp			42
5,039	e*	ION Geophysical Corp			88
1,079	*	IRIS International, Inc			17
2,039	e*	Itron, Inc			201
2,194	*	Ixia			15
168,664		Johnson & Johnson			10,852
520	e*	Kensey Nash Corp			17
10,175		Kla-Tencor Corp			414
4,206	*	Kopin Corp			12
142	*	K-Tron International, Inc			18
3,660	e*	L-1 Identity Solutions, Inc			49
725	*	LaBarge, Inc			9
4,233	e*	LTX Corp			9
1,014	*	Lydall, Inc			13
2,750	e*	Masimo Corp			94
742	*	Measurement Specialties, Inc			13
873	*	Medical Action Industries, Inc			9
67,209		Medtronic, Inc			3,478
1,802	e	Mentor Corp			50
1,469	*	Merit Medical Systems, Inc			22
2,006	*	Mettler-Toledo International, Inc			190
935	e*	Micrus Endovascular Corp			13
3,307	*	Millipore Corp			224
1,789	e	Mine Safety Appliances Co			72
3,076	*	MKS Instruments, Inc			67
1,178		Movado Group, Inc			23
1,408		MTS Systems Corp			51
3,475		National Instruments Corp			99
1,662	*	Natus Medical, Inc			35
876	*	Neogen Corp			20
2,159	*	Newport Corp			25
2,136	*	NuVasive, Inc			95
794	e*	NxStage Medical, Inc			3
1,010	e*	Orthofix International NV			29
246	e*	OYO Geospace Corp			14
1,140	e*	Palomar Medical Technologies, Inc			11
7,339		PerkinElmer, Inc			204
1,029	*	Photon Dynamics Inc			16
12,419		Pitney Bowes, Inc			423
4,869	e*	Resmed, Inc			174

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
9,613		Rockwell Collins, Inc			$461
1,906	*	Rofin-Sinar Technologies, Inc			58
5,330		Roper Industries, Inc			351
1,464	*	Rudolph Technologies, Inc			11
3,325	e*	Sirf Technology Holdings, Inc			14
1,080	e*	Sirona Dental Systems, Inc			28
748	*	Somanetics Corp			16
1,305	e*	Sonic Solutions, Inc			8
957	*	SonoSite, Inc			27
1,958	*	Spectranetics Corp			19
20,194	*	St. Jude Medical, Inc			826
3,576		STERIS Corp			103
18,375		Stryker Corp			1,155
2,227	*	Symmetry Medical, Inc			36
768	*	Synovis Life Technologies, Inc			14
2,400	*	Techne Corp			186
2,183	*	Teledyne Technologies, Inc			107
9,702	*	Teradyne, Inc			107
25,140	*	Thermo Electron Corp			1,401
3,422	e*	Thoratec Corp			60
755	*	Trans1, Inc			11
7,398	e*	Trimble Navigation Ltd			264
1,810	*	Varian, Inc			92
1,820	e*	Veeco Instruments, Inc			29
828	e*	Vital Images, Inc			10
666		Vital Signs, Inc			38
3,486	e*	Vivus, Inc			23
768	*	Vnus Medical Technologies, Inc			15
2,847	*	Volcano Corp			35
5,993	*	Waters Corp			387
2,200	*	Wright Medical Group, Inc			63
53,799		Xerox Corp			730
13,854	*	Zimmer Holdings, Inc			943
1,200	*	Zoll Medical Corp			40
1,176	*	Zygo Corp			12

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			42,070

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
17,584		AON Corp			808
6,834		Brown & Brown, Inc			119
2,076	e*	Crawford & Co (Class B)			17
5,300	e	Gallagher (Arthur J.) & Co			128
18,832		Hartford Financial Services Group, Inc			1,216
2,336		Hilb Rogal & Hobbs Co			101
359		Life Partners Holdings, Inc			7
30,607		Marsh & McLennan Cos, Inc			813
2,320	e	National Financial Partners Corp			46
1,515	*	United America Indemnity Ltd (Class A)			20
530		White Mountains Insurance Group Ltd			227

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			3,502

INSURANCE CARRIERS - 3.55%
19,593	*	ACE Ltd			1,079
29,044		Aetna, Inc			1,177
28,447		Aflac, Inc			1,786
304	e*	Alleghany Corp			101
2,914		Allied World Assurance Holdings Ltd			115
32,958		Allstate Corp			1,503
18,138	e	Ambac Financial Group, Inc			24
3,620		American Equity Investment Life Holding Co			30
4,699		American Financial Group, Inc			126
138,834		American International Group, Inc			3,674
915		American National Insurance Co			90
478		American Physicians Capital, Inc			23
622	*	American Safety Insurance Holdings Ltd			9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,840	*	AMERIGROUP Corp			$59
1,131	*	Amerisafe, Inc			18
1,541	e	Amtrust Financial Services, Inc			19
2,880	*	Arch Capital Group Ltd			191
1,848	*	Argo Group International Holdings Ltd			62
5,006		Aspen Insurance Holdings Ltd			118
7,072		Assurant, Inc			466
3,652	e	Assured Guaranty Ltd			66
8,895		Axis Capital Holdings Ltd			265
625	e	Baldwin & Lyons, Inc (Class B)			11
1,983		Castlepoint Holdings Ltd			18
2,823	*	Centene Corp			47
21,867		Chubb Corp			1,072
8,734		Cincinnati Financial Corp			222
2,162	e*	Citizens, Inc			13
1,743		CNA Financial Corp			44
1,100	*	CNA Surety Corp			14
10,885	*	Conseco, Inc			108
454	e*	Darwin Professional Underwriters, Inc			14
2,592		Delphi Financial Group, Inc (Class A)			60
850		Donegal Group, Inc (Class A)			13
168	e	EMC Insurance Group, Inc			4
2,968		Employers Holdings, Inc			61
3,125	e	Endurance Specialty Holdings Ltd			96
426	e*	Enstar Group Ltd			37
1,911	e	Erie Indemnity Co (Class A)			88
3,668		Everest Re Group Ltd			292
881		FBL Financial Group, Inc (Class A)			18
13,156	e	Fidelity National Title Group, Inc (Class A)			166
1,175	e*	First Acceptance Corp			4
5,326	e	First American Corp			141
763	e*	First Mercury Financial Corp			13
1,821		Flagstone Reinsurance Holdings Ltd			21
558	e*	Fpic Insurance Group, Inc			25
25,885		Genworth Financial, Inc (Class A)			461
1,722	e*	Greenlight Capital Re Ltd (Class A)			39
3,081		Hanover Insurance Group, Inc			131
839	e	Harleysville Group, Inc			28
7,008		HCC Insurance Holdings, Inc			148
6,425	*	Health Net, Inc			155
1,750	*	HealthExtras, Inc			53
2,916	*	Healthspring, Inc			49
2,970		Horace Mann Educators Corp			42
10,277	*	Humana, Inc			409
423	e	Independence Holding Co			4
936		Infinity Property & Casualty Corp			39
3,094		IPC Holdings Ltd			82
314		Kansas City Life Insurance Co			13
614	e	LandAmerica Financial Group, Inc			14
10,630	e	Leucadia National Corp			499
15,518		Lincoln National Corp			703
18,789	e	Loews Corp			881
2,909		Maiden Holdings Ltd			19
608	*	Markel Corp			223
3,703	e	Max Re Capital Ltd			79
12,809	e	MBIA, Inc			56
1,665		Meadowbrook Insurance Group, Inc			9
1,267	e	Mercury General Corp			59
27,045		Metlife, Inc			1,427
7,457	e	MGIC Investment Corp			46
720	e*	Molina Healthcare, Inc			18
5,597	e	Montpelier Re Holdings Ltd			83
224	e	National Interstate Corp			4
154		National Western Life Insurance Co (Class A)			34
2,762	e	Nationwide Financial Services, Inc (Class A)			133

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
838	*	Navigators Group, Inc			$45
376	e	NYMAGIC, Inc			7
1,658	e	Odyssey Re Holdings Corp			59
14,152		Old Republic International Corp			168
1,314	e	OneBeacon Insurance Group Ltd			23
3,254		PartnerRe Ltd			225
3,636	*	Philadelphia Consolidated Holding Co			124
7,094	e	Phoenix Cos, Inc			54
2,759		Platinum Underwriters Holdings Ltd			90
1,846	*	PMA Capital Corp (Class A)			17
5,465	e	PMI Group, Inc			11
1,393	e	Presidential Life Corp			21
2,793	e*	Primus Guaranty Ltd			8
15,488		Principal Financial Group			650
2,003	e*	ProAssurance Corp			96
799		Procentury Corp			13
40,567		Progressive Corp			759
4,294		Protective Life Corp			163
25,970		Prudential Financial, Inc			1,551
4,178		Quanta Capital Holdings Ltd			11
5,032		Radian Group, Inc			7
1,249	*	RadNet, Inc			8
1,878		Reinsurance Group Of America, Inc			82
3,866		RenaissanceRe Holdings Ltd			173
1,157	e	RLI Corp			57
5,194		Safeco Corp			349
784		Safety Insurance Group, Inc			28
528	*	SCPIE Holdings Inc			15
999	*	SeaBright Insurance Holdings, Inc			14
3,600		Selective Insurance Group, Inc			68
2,873		Stancorp Financial Group, Inc			135
913	e	State Auto Financial Corp			22
1,214		Stewart Information Services Corp			24
5,127		Torchmark Corp			301
1,074	e	Tower Group, Inc			23
1,735		Transatlantic Holdings, Inc			98
36,200		Travelers Cos, Inc			1,571
700	e*	Triple-S Management Corp (Class B)			11
1,337		United Fire & Casualty Co			36
73,532		UnitedHealth Group, Inc			1,930
2,455	e	Unitrin, Inc			68
2,474	e*	Universal American Financial Corp			25
20,714		UnumProvident Corp			424
3,501	e	Validus Holdings Ltd			74
8,567		W.R. Berkley Corp			207
2,485	*	WellCare Health Plans, Inc			90
49		Wesco Financial Corp			19
10,717		XL Capital Ltd (Class A)			220
2,375		Zenith National Insurance Corp			84

		TOTAL INSURANCE CARRIERS			29,801

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
3,103	e*	Geo Group, Inc			70

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			70

LEATHER AND LEATHER PRODUCTS - 0.10%
20,443	*	Coach, Inc			590
4,890	e*	CROCS, Inc			39
1,569	e*	Genesco, Inc			48
3,106	e*	Iconix Brand Group, Inc			38
1,333	*	Steven Madden Ltd			25
2,878	e*	Timberland Co (Class A)			47
378	e	Weyco Group, Inc			10
2,989	e	Wolverine World Wide, Inc			80

		TOTAL LEATHER AND LEATHER PRODUCTS			877

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
LEGAL SERVICES - 0.03%
3,007	*	FTI Consulting, Inc			$206
714	e*	Pre-Paid Legal Services, Inc			29

		TOTAL LEGAL SERVICES			235

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	e*	Emergency Medical Services Corp (Class A)			13

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			13

LUMBER AND WOOD PRODUCTS - 0.02%
660	e	American Woodmark Corp			14
4,900	e*	Champion Enterprises, Inc			29
742	e	Deltic Timber Corp			40
6,361	e	Louisiana-Pacific Corp			54
442	e	Skyline Corp			10
979	e	Universal Forest Products, Inc			29

		TOTAL LUMBER AND WOOD PRODUCTS			176

METAL MINING - 0.72%
2,642	*	Allied Nevada Gold Corp			15
3,583	e*	Apex Silver Mines Ltd			18
5,450		Cleveland-Cliffs, Inc			650
33,024	e*	Coeur d’Alene Mines Corp			96
2,756		Foundation Coal Holdings, Inc			244
23,007		Freeport-McMoRan Copper & Gold, Inc (Class B)			2,696
7,406	e*	Hecla Mining Co			69
26,135		Newmont Mining Corp			1,363
1,620	e*	Patriot Coal Corp			248
3,261	*	Rosetta Resources, Inc			93
1,762		Royal Gold, Inc			55
1,718	e*	ShengdaTech, Inc			17
4,398	e	Southern Copper Corp			469
1,968	e*	Stillwater Mining Co			23
2,888	e*	Uranium Resources, Inc			11

		TOTAL METAL MINING			6,067

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
988	e	Armstrong World Industries, Inc			29
1,544		Blyth, Inc			19
4,329	e	Callaway Golf Co			51
2,087	e	Daktronics, Inc			42
8,981		Fortune Brands, Inc			560
7,385		Hasbro, Inc			264
2,063	*	Intrepid Potash, Inc			136
1,657	e*	Jakks Pacific, Inc			36
1,066	e	Marine Products Corp			7
21,926		Mattel, Inc			375
2,137	e	Nautilus, Inc			11
1,217	*	RC2 Corp			23
700	*	Russ Berrie & Co, Inc			6
2,343	e*	Shuffle Master, Inc			11
467	e*	Steinway Musical Instruments, Inc			12
28,871		Tyco International Ltd			1,156

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			2,738

MISCELLANEOUS RETAIL - 1.28%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)			8
18,844	*	Amazon.com, Inc			1,382
2,240	e	Barnes & Noble, Inc			56
19,997	e	Best Buy Co, Inc			792
1,412	e	Big 5 Sporting Goods Corp			11
1,004	e*	Blue Nile, Inc			43
3,769	e	Borders Group, Inc			22
968	e*	Build-A-Bear Workshop, Inc			7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,068	e*	Cabela’s, Inc			$23
1,865		Cash America International, Inc			58
3,306	e*	CKX, Inc			29
3,853	e*	Coldwater Creek, Inc			20
85,648		CVS Corp			3,389
4,676	e*	Dick’s Sporting Goods, Inc			83
5,275	*	Dollar Tree, Inc			172
5,097	*	Drugstore.Com			10
2,322	*	Ezcorp, Inc (Class A)			30
1,606	*	GSI Commerce, Inc			22
2,334	e*	Hibbett Sports, Inc			49
1,882	e	Longs Drug Stores Corp			79
2,547		MSC Industrial Direct Co (Class A)			112
2,071	e	Nutri/System, Inc			29
15,426	*	Office Depot, Inc			169
4,100	e	OfficeMax, Inc			57
840	e*	Overstock.com, Inc			22
648	*	PC Mall, Inc			9
7,407		Petsmart, Inc			148
2,296	e*	Priceline.com, Inc			265
811		Pricesmart, Inc			16
33,788	e*	Rite Aid Corp			54
3,530	e*	Sears Holdings Corp			260
895	*	Shutterfly, Inc			11
1,250	*	Stamps.com, Inc			16
42,031		Staples, Inc			998
461	e	Systemax, Inc			8
7,640		Tiffany & Co			311
59,272		Walgreen Co			1,927
1,783		World Fuel Services Corp			39
2,323	e*	Zale Corp			44
933	e*	Zumiez, Inc			15

		TOTAL MISCELLANEOUS RETAIL			10,795

MOTION PICTURES - 0.94%
2,454	e*	Avid Technology, Inc			42
12,560	e*	Blockbuster, Inc (Class A)			31
34,987		CBS Corp (Class B)			682
1,605	e	Cinemark Holdings, Inc			21
17,200	*	Discovery Holding Co (Class A)			378
4,779	*	DreamWorks Animation SKG, Inc (Class A)			142
1,016	e*	Gaiam, Inc (Class A)			14
5,090	e*	Macrovision Solutions Corp			76
2,600	e	National CineMedia, Inc			28
137,770		News Corp (Class A)			2,072
4,340	e	Regal Entertainment Group (Class A)			66
212,607		Time Warner, Inc			3,146
8,960	e*	tw telecom inc			144
33,354	*	Viacom, Inc (Class B)			1,019

		TOTAL MOTION PICTURES			7,861

NONDEPOSITORY INSTITUTIONS - 0.94%
3,765	e	Advance America Cash Advance Centers, Inc			19
2,254		Advanta Corp (Class B)			14
12,151		American Capital Ltd			289
60,246		American Express Co			2,269
6,944	e*	AmeriCredit Corp			60
5,815	e	Ares Capital Corp			59
2,000	e*	Boise, Inc			8
22,445	e	Capital One Financial Corp			853
9,101	e	CapitalSource, Inc			101
2,000	e	Chimera Investment Corp			18
16,133	e	CIT Group, Inc			110
1,233	e*	CompuCredit Corp			7
34,953		Countrywide Financial Corp			149
611	e*	Credit Acceptance Corp			16
28,435		Discover Financial Services			374

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
966	e*	Encore Capital Group, Inc			$8
63,453	*	Fannie Mae			1,238
591	e	Federal Agricultural Mortgage Corp (Class C)			15
1,621	e	Financial Federal Corp			36
1,630	e*	First Cash Financial Services, Inc			24
3,742	e	First Marblehead Corp			10
38,691		Freddie Mac			635
3,300	e	GLG Partners, Inc			26
2,159	e*	Guaranty Financial Group, Inc			12
1,426	e	Hercules Technology Growth Capital, Inc			13
1,051		Kohlberg Capital Corp			10
3,668	e	MCG Capital Corp			15
872		Medallion Financial Corp			8
1,518	e*	Mercadolibre, Inc			52
603	*	Mitcham Industries, Inc			10
1,165	e	Nelnet, Inc (Class A)			13
812	e*	NewStar Financial, Inc			5
1,181	e	NGP Capital Resources Co			18
2,600	e*	Ocwen Financial Corp			12
1,115	e	Patriot Capital Funding, Inc			7
3,083	*	PHH Corp			47
28,169	*	SLM Corp			545
258		Student Loan Corp			25
14,852		Textron, Inc			712
2,956	e*	thinkorswim Group, Inc			21
240	e	TICC Capital Corp			1
1,293	e*	World Acceptance Corp			43

		TOTAL NONDEPOSITORY INSTITUTIONS			7,907

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,482	e	AMCOL International Corp			42
1,945		Compass Minerals International, Inc			157
2,908	e*	General Moly, Inc			23
6,416	e	Vulcan Materials Co			383

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			605

OIL AND GAS EXTRACTION - 5.39%
2,461	*	Abraxas Petroleum Corp			13
27,885		Anadarko Petroleum Corp			2,087
568	e	APCO Argentina, Inc			16
546	*	Approach Resources, Inc			15
2,099	*	Arena Resources, Inc			111
2,141		Atlas America, Inc			96
1,653	*	ATP Oil & Gas Corp			65
1,663	*	Atwood Oceanics, Inc			207
18,433		Baker Hughes, Inc			1,610
2,507	*	Basic Energy Services, Inc			79
2,505		Berry Petroleum Co (Class A)			148
2,193	*	Bill Barrett Corp			130
17,583		BJ Services Co			562
2,240	*	BMB Munai, Inc			13
905	e*	Bois d’Arc Energy, Inc			22
2,914	e*	Brigham Exploration Co			46
1,573	e*	Bronco Drilling Co, Inc			29
2,632	e*	Cal Dive International, Inc			38
1,319	e*	Callon Petroleum Co			36
12,992	*	Cameron International Corp			719
2,276	*	Cano Petroleum, Inc			18
1,637	*	Carrizo Oil & Gas, Inc			111
3,135	e*	Cheniere Energy, Inc			14
32,342	e	Chesapeake Energy Corp			2,133
4,959		Cimarex Energy Co			346
326	*	Clayton Williams Energy, Inc			36
1,794	*	CNX Gas Corp			75
2,885	e*	Complete Production Services, Inc			105

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,751	*	Comstock Resources, Inc			$232
2,981	*	Concho Resources, Inc			111
811	e*	Contango Oil & Gas Co			75
1,798	e*	Continental Resources, Inc			125
474	e*	Dawson Geophysical Co			28
4,024	e*	Delta Petroleum Corp			103
14,734	*	Denbury Resources, Inc			538
4,143		Diamond Offshore Drilling, Inc			576
488	*	Double Eagle Petroleum Co			9
3,268	*	Encore Acquisition Co			246
6,804	*	Endeavour International Corp			15
2,129	*	Energy Partners Ltd			32
4,218	*	Energy XXI Bermuda Ltd			29
8,635		ENSCO International, Inc			697
7,828		Equitable Resources, Inc			541
4,468	e*	EXCO Resources, Inc			165
3,923	e*	Exterran Holdings, Inc			280
5,265	*	Forest Oil Corp			392
2,157	e*	FX Energy, Inc			11
5,648	*	Gasco Energy, Inc			23
1,949	e*	GeoGlobal Resources, Inc			4
424	*	Geokinetics, Inc			8
1,091	*	Geomet, Inc			10
6,920	*	Global Industries Ltd			124
875	*	GMX Resources, Inc			65
1,200	e*	Goodrich Petroleum Corp			100
11,559	e*	Grey Wolf, Inc			104
1,573	e*	Gulfport Energy Corp			26
52,210		Halliburton Co			2,771
2,496	e*	Harvest Natural Resources, Inc			28
5,489	e*	Helix Energy Solutions Group, Inc			229
6,324		Helmerich & Payne, Inc			455
5,316	*	Hercules Offshore, Inc			202
597	e	Kayne Anderson Energy Development Co			14
7,484	*	Key Energy Services, Inc			145
5,069	e*	Mariner Energy, Inc			187
3,025	e*	McMoRan Exploration Co			83
6,041	*	Meridian Resource Corp			18
16,719	e*	Nabors Industries Ltd			823
24,808	*	National Oilwell Varco, Inc			2,201
5,171	e*	Newpark Resources, Inc			41
16,083		Noble Corp			1,045
1,187	*	Northern Oil And Gas, Inc			16
3,300	*	Oceaneering International, Inc			254
9,895	e*	Oilsands Quest, Inc			64
447		Panhandle Oil and Gas, Inc			15
2,487	*	Parallel Petroleum Corp			50
6,555	e*	Parker Drilling Co			66
9,241	e	Patterson-UTI Energy, Inc			333
2,491		Penn Virginia Corp			188
361	m,v*	Petrocorp, Inc			—	^
13,052	*	PetroHawk Energy Corp			604
1,000	*	Petroleum Development Corp			67
2,768	e*	Petroquest Energy, Inc			74
2,681	*	Pioneer Drilling Co			50
7,158		Pioneer Natural Resources Co			560
6,453	*	Plains Exploration & Production Co			471
10,147	*	Pride International, Inc			480
1,170	*	Quest Resource Corp			13
5,992	e*	Quicksilver Resources, Inc			232
2,214	*	RAM Energy Resources, Inc			14
9,241		Range Resources Corp			606
989	*	Rex Energy Corp			26
6,543	e	Rowan Cos, Inc			306
1,462	e	RPC, Inc			25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
71,409		Schlumberger Ltd			$7,672
1,221	e*	SEACOR Holdings, Inc			109
11,998		Smith International, Inc			998
20,708	*	Southwestern Energy Co			986
3,800		St. Mary Land & Exploration Co			246
1,752	*	Stone Energy Corp			115
3,221	e*	Sulphco, Inc			7
4,839	*	Superior Energy Services			267
989	e*	Superior Well Services, Inc			31
1,701	*	Swift Energy Co			112
4,475	*	Tetra Technologies, Inc			106
3,048	e	Tidewater, Inc			198
942	e*	Toreador Resources Corp			8
19,086		Transocean, Inc			2,909
755	e*	Trico Marine Services, Inc			28
1,391	*	Tri-Valley Corp			10
1,841	e*	TXCO Resources, Inc			22
500	*	Union Drilling, Inc			11
2,793	*	Unit Corp			232
3,680	e*	Vaalco Energy, Inc			31
1,213	*	Venoco, Inc			28
1,693	e	W&T Offshore, Inc			99
3,436	*	Warren Resources, Inc			51
40,668	*	Weatherford International Ltd			2,017
1,851	*	W-H Energy Services, Inc			177
2,534	*	Whiting Petroleum Corp			269
2,395	*	Willbros Group, Inc			105
30,568		XTO Energy, Inc			2,094

		TOTAL OIL AND GAS EXTRACTION			45,243

PAPER AND ALLIED PRODUCTS - 0.42%
2,993	e	AbitibiBowater, Inc			28
5,948	e	Bemis Co			133
2,317	*	Buckeye Technologies, Inc			20
3,345	e*	Cenveo, Inc			33
27,125	*	Domtar Corporation			148
2,970		Glatfelter			40
8,726	e*	Graphic Packaging Holding Co			18
2,066		Greif, Inc (Class A)			132
25,943		International Paper Co			604
25,049		Kimberly-Clark Corp			1,497
10,393	e	MeadWestvaco Corp			248
1,971	e*	Mercer International, Inc			15
1,075		Neenah Paper, Inc			18
5,657		Packaging Corp of America			122
2,293		Rock-Tenn Co (Class A)			69
1,040		Schweitzer-Mauduit International, Inc			18
15,753	*	Smurfit-Stone Container Corp			64
6,153		Sonoco Products Co			190
6,477	e	Temple-Inland, Inc			73
3,174	e	Wausau Paper Corp			24

		TOTAL PAPER AND ALLIED PRODUCTS			3,494

PERSONAL SERVICES - 0.14%
439		Angelica Corp			9
7,899		Cintas Corp			209
1,994	*	Coinstar, Inc			65
1,405		G & K Services, Inc (Class A)			43
19,744		H&R Block, Inc			423
2,055	e	Jackson Hewitt Tax Service, Inc			25
2,615		Regis Corp			69
5,024	e*	Sally Beauty Holdings, Inc			32
16,197		Service Corp International			160
1,036	*	Steiner Leisure Ltd			29
864		Unifirst Corp			39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,092	e	Weight Watchers International, Inc			$75

		TOTAL PERSONAL SERVICES			1,178

PETROLEUM AND COAL PRODUCTS - 8.48%
783	e	Alon USA Energy, Inc			9
2,205	*	American Oil & Gas, Inc			9
19,869		Apache Corp			2,762
3,437		Ashland, Inc			166
5,926		Cabot Oil & Gas Corp			401
123,790		Chevron Corp			12,271
92,319		ConocoPhillips			8,714
1,100	*	CVR Energy, Inc			21
683	e	Delek US Holdings, Inc			6
26,723		Devon Energy Corp			3,211
14,859		EOG Resources, Inc			1,950
316,225		Exxon Mobil Corp			27,869
5,933		Frontier Oil Corp			142
5,681	*	Gran Tierra Energy, Inc			45
2,769	e*	Headwaters, Inc			33
16,834		Hess Corp			2,124
2,601		Holly Corp			96
42,367		Marathon Oil Corp			2,198
11,367		Murphy Oil Corp			1,115
7,953	*	Newfield Exploration Co			519
10,271		Noble Energy, Inc			1,033
49,123		Occidental Petroleum Corp			4,414
610		Quaker Chemical Corp			16
5,518	e*	SandRidge Energy, Inc			356
7,003	e	Sunoco, Inc			285
8,359	e	Tesoro Corp			165
31,630		Valero Energy Corp			1,303
1,100	e	WD-40 Co			32
1,509	e	Western Refining, Inc			18

		TOTAL PETROLEUM AND COAL PRODUCTS			71,283

PIPELINES, EXCEPT NATURAL GAS - 0.13%
37,733		Spectra Energy Corp			1,084

		TOTAL PIPELINES, EXCEPT NATURAL GAS			1,084

PRIMARY METAL INDUSTRIES - 1.25%
6,705		AK Steel Holding Corp			463
48,775		Alcoa, Inc			1,737
6,046	e	Allegheny Technologies, Inc			358
2,599	e	Belden CDT, Inc			88
1,200	e*	Brush Engineered Materials, Inc			29
2,912		Carpenter Technology Corp			127
1,754	e*	Century Aluminum Co			117
528	e*	Coleman Cable, Inc			5
4,100	e*	CommScope, Inc			216
94,260		Corning, Inc			2,173
1,511	e	Encore Wire Corp			32
942	e*	Esmark, Inc			18
849	*	Fushi Copperweld, Inc			20
3,250	*	General Cable Corp			198
636	*	General Steel Holdings, Inc			10
1,633	e	Gibraltar Industries, Inc			26
718	e*	Haynes International, Inc			41
2,056	*	Horsehead Holding Corp			25
3,360		Hubbell, Inc (Class B)			134
659	e*	LB Foster Co (Class A)			22
1,977		Matthews International Corp (Class A)			90
1,459	*	Metalico, Inc			26
2,431		Mueller Industries, Inc			78
538	e*	Northwest Pipe Co			30
18,859		Nucor Corp			1,408

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
529	e	Olympic Steel, Inc			$40
8,241		Precision Castparts Corp			794
1,496	e*	RTI International Metals, Inc			53
1,362	e	Schnitzer Steel Industries, Inc (Class A)			156
10,047		Steel Dynamics, Inc			393
1,141	*	Superior Essex, Inc			51
1,393	e	Texas Industries, Inc			78
5,118	e	Titanium Metals Corp			72
1,864		Tredegar Corp			27
7,034		United States Steel Corp			1,300
400	e*	Universal Stainless & Alloy			15
3,836	e	Worthington Industries, Inc			79

		TOTAL PRIMARY METAL INDUSTRIES			10,529

PRINTING AND PUBLISHING - 0.37%
2,726	*	ACCO Brands Corp			31
1,036		AH Belo Corp (Class A)			6
3,245	e	American Greetings Corp (Class A)			40
5,182		Belo (A.H.) Corp (Class A)			38
2,400		Bowne & Co, Inc			31
594	*	Consolidated Graphics, Inc			29
594	e	Courier Corp			12
269	e	CSS Industries, Inc			6
1,291	e*	Dolan Media Co			23
3,340		Dun & Bradstreet Corp			293
1,693		Ennis, Inc			26
5,407	e*	EW Scripps Co (Class A)			225
13,654	e	Gannett Co, Inc			296
821	e	GateHouse Media, Inc			2
2,799	e	Harte-Hanks, Inc			32
2,635		John Wiley & Sons, Inc (Class A)			119
2,807	e	Journal Communications, Inc (Class A)			13
2,965	e	Lee Enterprises, Inc			12
1,522	e*	Martha Stewart Living Omnimedia, Inc (Class A)			11
2,758	e	McClatchy Co (Class A)			19
19,292		McGraw-Hill Cos, Inc			774
1,490		Media General, Inc (Class A)			18
2,369	e	Meredith Corp			67
2,630	*	MSCI, Inc			95
514	e	Multi-Color Corp			11
8,530	e	New York Times Co (Class A)			131
945	e*	Playboy Enterprises, Inc (Class B)			5
1,695	*	Presstek, Inc			8
2,715	e	Primedia, Inc			13
4,232	e*	R.H. Donnelley Corp			13
12,693		R.R. Donnelley & Sons Co			377
977		Schawk, Inc			12
1,473	e	Scholastic Corp			42
1,179	e	Standard Register Co			11
3,018	e*	Valassis Communications, Inc			38
2,630	e*	VistaPrint Ltd			70
329		Washington Post Co (Class B)			193

		TOTAL PRINTING AND PUBLISHING			3,142

RAILROAD TRANSPORTATION - 0.86%
16,847		Burlington Northern Santa Fe Corp			1,683
24,248		CSX Corp			1,523
1,841	e*	Genesee & Wyoming, Inc (Class A)			62
4,812	e*	Kansas City Southern Industries, Inc			212
22,485		Norfolk Southern Corp			1,409
30,927		Union Pacific Corp			2,335

		TOTAL RAILROAD TRANSPORTATION			7,224

REAL ESTATE - 0.10%
10,114	e*	CB Richard Ellis Group, Inc (Class A)			194

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
378	e	Consolidated-Tomoka Land Co			$16
1,553	e	DuPont Fabros Technology, Inc			29
4,444	e	Forest City Enterprises, Inc (Class A)			143
2,159	e*	Forestar Real Estate Group, Inc			41
660	e*	FX Real Estate and Entertainment, Inc			1
982		Grubb & Ellis Co			4
1,906		Jones Lang LaSalle, Inc			115
1,663	e*	LoopNet, Inc			19
5,578	e	St. Joe Co			191
6,504	e	Stewart Enterprises, Inc (Class A)			47
297	e*	Stratus Properties, Inc			5
1,468	e	Thomas Properties Group, Inc			15

		TOTAL REAL ESTATE			820

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
464	e*	AEP Industries, Inc			8
3,774	e	Cooper Tire & Rubber Co			29
781	*	Deckers Outdoor Corp			109
14,789	*	Goodyear Tire & Rubber Co			264
881	e*	Metabolix, Inc			9
16,581		Newell Rubbermaid, Inc			278
21,174		Nike, Inc (Class B)			1,262
1,704	e	Schulman (A.), Inc			39
9,876	e	Sealed Air Corp			188
1,985	*	Skechers U.S.A., Inc (Class A)			39
2,188		Spartech Corp			21
1,479	e	Titan International, Inc			53
714	e*	Trex Co, Inc			8
3,650		Tupperware Corp			125
2,075		West Pharmaceutical Services, Inc			90

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,522

SECURITY AND COMMODITY BROKERS - 2.37%
13,287		Ameriprise Financial, Inc			540
1,147	e	BlackRock, Inc			203
8,541		Broadridge Financial Solutions, Inc			180
1,547	e	Calamos Asset Management, Inc (Class A)			26
56,106		Charles Schwab Corp			1,152
3,272	*	CME Group, Inc			1,254
1,086	e	Cohen & Steers, Inc			28
7,308	*	Corrections Corp of America			201
118	*	Diamond Hill Investment Group, Inc			10
800	*	Duff & Phelps Corp			13
25,192	e*	E*Trade Financial Corp			79
6,300		Eaton Vance Corp			250
528	e	Evercore Partners, Inc (Class A)			5
2,300	e*	FBR Capital Markets Corp			12
1,364	e*	FCStone Group, Inc			38
5,305		Federated Investors, Inc (Class B)			183
9,224		Franklin Resources, Inc			845
448	e	GAMCO Investors, Inc (Class A)			22
3,928		GFI Group, Inc			35
23,594		Goldman Sachs Group, Inc			4,127
1,134	e	Greenhill & Co, Inc			61
2,464	*	Interactive Brokers Group, Inc (Class A)			79
4,300	*	IntercontinentalExchange, Inc			490
23,419		Invesco Ltd			562
2,790	*	Investment Technology Group, Inc			93
9,634		Janus Capital Group, Inc			255
7,640	e	Jefferies Group, Inc			129
1,786	e*	KBW, Inc			37
5,354	*	Knight Capital Group, Inc (Class A)			96
3,465	*	LaBranche & Co, Inc			25
6,023	e*	Ladenburg Thalmann Financial Services, Inc			9
3,156		Lazard Ltd (Class A)			108

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
8,138		Legg Mason, Inc			$355
32,833	e	Lehman Brothers Holdings, Inc			650
1,518	e*	MarketAxess Holdings, Inc			11
58,780		Merrill Lynch & Co, Inc			1,864
6,300	e*	MF Global Ltd			40
66,471		Morgan Stanley			2,398
967	e*	Morningstar, Inc			70
8,320	e*	Nasdaq Stock Market, Inc			221
5,636	e	Nymex Holdings, Inc			476
16,019		NYSE Euronext			812
2,681	e	optionsXpress Holdings, Inc			60
879	e*	Penson Worldwide, Inc			10
1,153	e*	Piper Jaffray Cos			34
5,630	e	Raymond James Financial, Inc			149
870	e	Sanders Morris Harris Group, Inc			6
8,072		SEI Investments Co			190
1,409	*	Stifel Financial Corp			48
1,726	e	SWS Group, Inc			29
15,553		T Rowe Price Group, Inc			878
14,726	*	TD Ameritrade Holding Corp			266
1,322	e*	Thomas Weisel Partners Group, Inc			7
702	e	US Global Investors, Inc (Class A)			12
98		Value Line, Inc			3
5,415		Waddell & Reed Financial, Inc (Class A)			190
322		Westwood Holdings Group, Inc			13

		TOTAL SECURITY AND COMMODITY BROKERS			19,939

SOCIAL SERVICES - 0.01%
1,396	e*	Capital Senior Living Corp			10
617	e*	Providence Service Corp			13
1,211	*	Res-Care, Inc			22

		TOTAL SOCIAL SERVICES			45

SPECIAL TRADE CONTRACTORS - 0.08%
246	e	Alico, Inc			9
1,884	*	AsiaInfo Holdings, Inc			22
1,567	e	Chemed Corp			57
2,673		Comfort Systems USA, Inc			36
2,650	*	Dycom Industries, Inc			38
3,912	*	EMCOR Group, Inc			112
1,632	e*	Insituform Technologies, Inc (Class A)			25
987	e*	Integrated Electrical Services, Inc			17
1,155	e*	Layne Christensen Co			51
10,263	e*	Quanta Services, Inc			341

		TOTAL SPECIAL TRADE CONTRACTORS			708

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
42,149		3M Co			2,933
2,068	e	Apogee Enterprises, Inc			34
1,565	e*	Cabot Microelectronics Corp			52
1,232	e	CARBO Ceramics, Inc			72
2,603	e	Eagle Materials, Inc			66
8,722		Gentex Corp			126
862	e	Libbey, Inc			6
4,568	e*	Owens Corning, Inc			104
9,975	*	Owens-Illinois, Inc			416
2,151	e*	US Concrete, Inc			10
4,021	e*	USG Corp			119

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			3,938

TEXTILE MILL PRODUCTS - 0.00%**
874	e	Oxford Industries, Inc			17
905	e	Xerium Technologies, Inc			3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
		TOTAL TEXTILE MILL PRODUCTS			$20

TOBACCO PRODUCTS - 1.20%
125,564		Altria Group, Inc			2,582
10,230	*	Lorillard, Inc			707
126,060		Philip Morris International, Inc			6,226
1,760	e	Universal Corp			80
8,997	e	UST, Inc			491
2,405	e	Vector Group Ltd			39

		TOTAL TOBACCO PRODUCTS			10,125

TRANSPORTATION BY AIR - 0.33%
677	e*	Air Methods Corp			17
5,873	e*	Airtran Holdings, Inc			12
2,436	e*	Alaska Air Group, Inc			37
804	*	Allegiant Travel Co			15
14,725	e*	AMR Corp			75
809	*	Atlas Air Worldwide Holdings, Inc			40
1,071	e*	Bristow Group, Inc			53
5,828	e*	Continental Airlines, Inc (Class B)			59
1,785	e	Copa Holdings S.A. (Class A)			50
18,062	e*	Delta Air Lines, Inc			103
18,527		FedEx Corp			1,460
2,405	*	Hawaiian Holdings, Inc			17
11,166	e*	JetBlue Airways Corp			42
14,890	*	Northwest Airlines Corp			99
882	e*	PHI, Inc			36
2,007	*	Republic Airways Holdings, Inc			17
2,935	e	Skywest, Inc			37
43,331		Southwest Airlines Co			565
6,915	e	UAL Corp			36
4,982	e*	US Airways Group, Inc			13

		TOTAL TRANSPORTATION BY AIR			2,783

TRANSPORTATION EQUIPMENT - 2.26%
1,197	e	A.O. Smith Corp			39
2,061	e*	AAR Corp			28
1,493	e*	Accuride Corp			6
418	e*	Aerovironment, Inc			11
2,719	e	American Axle & Manufacturing Holdings, Inc			22
569	e	American Railcar Industries, Inc			9
1,306	e*	Amerigon, Inc			9
4,699	e	ArvinMeritor, Inc			59
1,438	*	ATC Technology Corp			33
4,371		Autoliv, Inc			204
5,637	*	BE Aerospace, Inc			131
44,973		Boeing Co			2,956
5,519	e	Brunswick Corp			58
3,028		Clarcor, Inc			106
940	e*	Cogo Group, Inc			9
5,941	*	Dana Holding Corp			32
636		Ducommun, Inc			15
3,359	e	Federal Signal Corp			40
3,728	e*	Fleetwood Enterprises, Inc			10
4,014	e*	Force Protection, Inc			13
129,460	e*	Ford Motor Co			623
809	e	Freightcar America, Inc			29
735	*	Fuel Systems Solutions, Inc			28
3,656	e*	GenCorp, Inc			26
23,850		General Dynamics Corp			2,008
29,035	e	General Motors Corp			334
516	e*	GenTek, Inc			14
9,912		Genuine Parts Co			393
7,490		Goodrich Corp			355
869	e	Greenbrier Cos, Inc			18
1,580	e	Group 1 Automotive, Inc			31
14,147	e	Harley-Davidson, Inc			513

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
5,143		Harsco Corp			$280
5,897	e*	Hayes Lemmerz International, Inc			17
1,585	e	Heico Corp			52
1,612		Kaman Corp			37
533	*	LMI Aerospace, Inc			9
19,680		Lockheed Martin Corp			1,942
20,310		Northrop Grumman Corp			1,359
3,572	*	Orbital Sciences Corp			84
4,528		Oshkosh Truck Corp			94
21,848		Paccar, Inc			914
7,965	*	Pactiv Corp			169
2,038	e	Polaris Industries, Inc			82
25,314		Raytheon Co			1,425
1,983	e	Spartan Motors, Inc			15
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)			119
1,631	e	Superior Industries International, Inc			28
2,719	e*	Tenneco, Inc			37
2,119	e	Thor Industries, Inc			45
1,979	e*	TransDigm Group, Inc			66
4,846	e	Trinity Industries, Inc			168
984	e	Triumph Group, Inc			46
2,648	*	TRW Automotive Holdings Corp			49
58,247		United Technologies Corp			3,594
7,954	e*	Visteon Corp			21
2,193	e	Wabash National Corp			17
2,903		Westinghouse Air Brake Technologies Corp			141
1,944	e	Winnebago Industries, Inc			20

		TOTAL TRANSPORTATION EQUIPMENT			18,992

TRANSPORTATION SERVICES - 0.20%
1,330	e	Ambassadors Group, Inc			20
10,211		CH Robinson Worldwide, Inc			560
783	e*	Dynamex, Inc			21
12,898		Expeditors International Washington, Inc			555
2,753		GATX Corp			122
2,417	*	HUB Group, Inc (Class A)			82
3,811	*	Lear Corp			54
2,500	e*	Orbitz Worldwide, Inc			13
2,338	e	Pacer International, Inc			50
2,365	e	Ship Finance International Ltd			70
6,068		UTI Worldwide, Inc			121

		TOTAL TRANSPORTATION SERVICES			1,668

TRUCKING AND WAREHOUSING - 0.39%
1,500	e	Arkansas Best Corp			55
1,483	*	Celadon Group, Inc			15
2,398		Con-way, Inc			113
1,949	e	Forward Air Corp			67
3,489	e	Heartland Express, Inc			52
4,893	e	J.B. Hunt Transport Services, Inc			163
3,156		Landstar System, Inc			174
952	*	Marten Transport Ltd			15
1,717	e*	Old Dominion Freight Line			52
103	e*	Patriot Transportation Holding, Inc			8
900	*	Saia, Inc			10
40,370		United Parcel Service, Inc (Class B)			2,482
200	e*	Universal Truckload Services, Inc			4
2,855	e	Werner Enterprises, Inc			53
3,415	e*	YRC Worldwide, Inc			51

		TOTAL TRUCKING AND WAREHOUSING			3,314

WATER TRANSPORTATION - 0.29%
2,650	e	Alexander & Baldwin, Inc			121
2,778	e*	American Commercial Lines, Inc			30
829	e	Arlington Tankers Ltd			19
26,104		Carnival Corp			860

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,362		Double Hull Tankers, Inc			$24
2,567	e	Eagle Bulk Shipping, Inc			76
2,983	e	Frontline Ltd			208
1,322	e	Genco Shipping & Trading Ltd			86
1,588	e	General Maritime Corp			41
2,142	e	Golar LNG Ltd			33
1,244	e*	Gulfmark Offshore, Inc			72
2,063	e	Horizon Lines, Inc (Class A)			21
1,586	e*	Hornbeck Offshore Services, Inc			90
357	*	International Shipholding Corp			8
3,228	*	Kirby Corp			155
1,036		Knightsbridge Tankers Ltd			33
2,047	e	Nordic American Tanker Shipping			80
2,450	e*	Odyssey Marine Exploration, Inc			10
1,464		Overseas Shipholding Group, Inc			116
8,396	e	Royal Caribbean Cruises Ltd			189
400	*	TBS International Ltd (Class A)			16
2,428	e	Teekay Corp			110
800	e	Teekay Tankers Ltd			19
931	e*	Ultrapetrol Bahamas Ltd			12

		TOTAL WATER TRANSPORTATION			2,429

WHOLESALE TRADE-DURABLE GOODS - 0.37%
2,158	e	Agilysys, Inc			24
2,206		Applied Industrial Technologies, Inc			53
7,511	*	Arrow Electronics, Inc			231
2,819	e	Barnes Group, Inc			65
2,807	e*	Beacon Roofing Supply, Inc			30
6,944		BorgWarner, Inc			308
702		Castle (A.M.) & Co			20
671	*	Chindex International, Inc			10
1,444	e*	Conceptus, Inc			27
1,204	*	DemandTec, Inc			9
1,490	*	Digi International, Inc			12
1,195	e*	Drew Industries, Inc			19
573	e*	Hansen Medical, Inc			10
800	e	Houston Wire & Cable Co			16
4,578		IKON Office Solutions, Inc			52
9,316	*	Ingram Micro, Inc (Class A)			165
3,362	*	Insight Enterprises, Inc			39
1,758	*	Interline Brands, Inc			28
3,799	e	Knight Transportation, Inc			70
300	e	Lawson Products, Inc			7
8,123	*	LKQ Corp			147
2,473	e	Martin Marietta Materials, Inc			256
900	*	MedAssets, Inc			15
620	*	MWI Veterinary Supply, Inc			21
2,588	e	Owens & Minor, Inc			118
7,516	*	Patterson Cos, Inc			221
2,583	e	PEP Boys-Manny Moe & Jack			23
3,009	e	Pool Corp			53
4,383	*	PSS World Medical, Inc			71
3,758		Reliance Steel & Aluminum Co			290
3,079	*	Solera Holdings, Inc			85
3,376	*	Tech Data Corp			114
433	*	Titan Machinery, Inc			14
2,452	e*	TomoTherapy, Inc			22
2,317	e*	Tyler Technologies, Inc			31
4,326		W.W. Grainger, Inc			354
2,519	*	WESCO International, Inc			101

		TOTAL WHOLESALE TRADE-DURABLE GOODS			3,131

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
1,483		Aceto Corp			11
4,959		Airgas, Inc			290

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
2,860	e*	Akorn, Inc			$9
5,454	*	Alliance One International, Inc			28
3,382	e*	Allscripts Healthcare Solutions, Inc			42
896	e	Andersons, Inc			37
3,641	e*	Bare Escentuals, Inc			68
1,671	e*	BMP Sunstone Corp			10
4,962		Brown-Forman Corp (Class B)			375
21,354		Cardinal Health, Inc			1,101
2,265	*	Central European Distribution Corp			168
638	e*	Core-Mark Holding Co, Inc			17
7,952	*	Dean Foods Co			156
7,495	*	Endo Pharmaceuticals Holdings, Inc			181
2,503	e*	Fresh Del Monte Produce, Inc			59
852	e*	Green Mountain Coffee Roasters, Inc			32
2,432	e*	Hain Celestial Group, Inc			57
5,330	*	Henry Schein, Inc			275
3,890	e	Herbalife Ltd			151
7,953	e	Idearc, Inc			19
500	e	Kenneth Cole Productions, Inc (Class A)			6
1,430	e	K-Swiss, Inc (Class A)			21
901	*	LSB Industries, Inc			18
231	e*	Maui Land & Pineapple Co, Inc			7
3,315	e	Men’s Wearhouse, Inc			54
1,570		Myers Industries, Inc			13
785	e	Nash Finch Co			27
3,094		Nu Skin Enterprises, Inc (Class A)			46
804	*	Perry Ellis International, Inc			17
1,539	e*	School Specialty, Inc			46
1,382		Spartan Stores, Inc			32
626	*	Synutra International, Inc			20
35,948		Sysco Corp			989
5,520		Terra Industries, Inc			272
2,117	e*	Tractor Supply Co			61
2,582	e*	United Natural Foods, Inc			50
1,202	*	United Stationers, Inc			44
423	e	Valhi, Inc			12
849	e*	Volcom, Inc			20
1,325	e	Zep, Inc			20
1,070	*	Zhongpin, Inc			13

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			4,874

		TOTAL COMMON STOCKS (Cost $635,577)			838,999

PRINCIPAL
SHORT-TERM INVESTMENTS - 10.69%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.14%
$1,140,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/08	1,140

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,140

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.55%
88,619,421		State Street Navigator Securities Lending Prime Portfolio			88,619

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			88,619

		TOTAL SHORT-TERM INVESTMENTS (Cost $89,759)			89,759

		TOTAL PORTFOLIO - 110.55% (Cost $725,336)			928,758
		OTHER ASSETS & LIABILITIES, NET - (10.55%)			(88,598)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES	RATE	MATURITY DATE	VALUE (000)
	NET ASSETS - 100.00%		$840,160

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $91,179.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

At June 30, 2008, the unrealized depreciation on investments was $203,421,566, consisting of gross unrealized appreciation of $312,263,493 and gross unrealized depreciation of $108,841,927.

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED (DEPRECIATION)
E-mini S&P 500 Index	14	$896,770	September 2008	$(39,821)
E-mini S&P 400 Index	1	82,120	September 2008	(3,327)
E-mini Russell 2000 Index	1	69,170	September 2008	(2,627)

				$(45,775)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 21, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 21, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 21, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer